UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08004
                                                    ----------------------------

                                   ASTON FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            120 North LaSalle Street
                                   25th Floor
                                CHICAGO, IL 60602
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                   Aston Funds
                            120 North LaSalle Street
                                   25th Floor
                                CHICAGO, IL 60602
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 268-1400
                                                          ---------------

                      Date of fiscal year end: OCTOBER 31
                                              -----------

                   Date of reporting period: JANUARY 31, 2007
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

Aston Funds
---------------------
ASTON/RIVER ROAD DYNAMIC EQUITY FUND                            JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

COMMON STOCKS - 84.39%

               BASIC MATERIALS - 5.39%
      17,875   Compass Minerals International     $     554,661
       4,750   Dow Chemical                             197,315
       7,175   Nucor                                    463,075
      17,175   RPM International                        398,975
                                                  --------------
                                                      1,614,026
                                                  --------------
               COMMUNICATIONS - 3.55%
      18,450   Citizens Communications                  270,477
      15,400   Verizon Communications                   593,208
      13,455   Windstream                               200,210
                                                  --------------
                                                      1,063,895
                                                  --------------
               CONSUMER CYCLICALS - 5.81%
      23,625   Centerplate IDS                          463,050
      10,975   Dow Jones                                413,867
       3,725   Home Depot                               151,757
       7,025   Signet Group, SP ADR                     168,108
       7,150   VF                                       542,471
                                                  --------------
                                                      1,739,253
                                                  --------------
               CONSUMER NON-CYCLICALS - 7.53%
       2,425   Anheuser-Busch                           123,602
      28,800   Coinmach Service                         538,560
       2,600   Diageo, SP ADR                           204,698
       4,250   General Mills                            243,270
      16,575   Industrias Bachoco, SP ADR               436,420
       3,475   Kraft Foods, Class A                     121,347
       6,825   Lancaster Colony                         298,526
      11,100   Reddy Ice Holdings                       287,934
                                                  --------------
                                                      2,254,357
                                                  --------------
               ENERGY - 15.91%
       9,700   Buckeye Partners (a)                     502,460
      10,125   Chevron Texaco                           737,910
       3,075   Enerplus Resources Fund                  134,900
       9,175   Eni, SP ADR                              591,512
      13,125   Fording Canadian Coal Trust              297,412
       9,300   Magellan Midstream Partners (a)          388,833
       1,525   Marathon Oil                             137,769
       4,205   Penn West Energy Trust                   127,496
       5,100   San Juan Basin Royalty Trust             168,147
      10,000   Spectra Energy                           261,200
       8,150   Sunoco Logistics Partners (a)            425,022
      13,975   TC Pipelines (a)                         507,712
       5,550   TEPPCO Partners (a)                      230,325
       4,355   Valero (a)                               256,771
                                                  --------------
                                                      4,767,469
                                                  --------------
               FINANCE - 24.34%
       4,950   Allied Irish Banks, SP ADR               287,447
       2,070   Allstate                                 124,531
       7,275   American Capital Strategies              353,929

                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

               FINANCE (CONTINUED)
      11,625   Associated Banc-Corp               $     396,645
      21,310   Astoria Financial                        630,563
      14,300   Bank of America                          751,894
       7,025   Bank of New York                         281,070
       4,875   Barclays, SP ADR                         287,576
       9,475   Cincinnati Financial                     423,912
       5,375   Citigroup                                296,324
       4,775   Erie Indemnity, Class A                  263,914
       9,925   First Horizon National                   432,730
      17,215   Gallagher (Arthur J.)                    493,554
      42,515   Medallion Financial                      479,994
       9,800   National City                            370,930
      16,075   NGP Capital Resources                    257,682
       2,025   PartnerRe                                137,700
       7,050   U.S. Bancorp                             250,980
       4,525   Unitrin                                  231,725
       2,675   Wells Fargo                               96,086
       4,375   Whitney Holding Corp                     138,425
       6,650   Zenith National Insurance                303,905
                                                  --------------
                                                      7,291,516
                                                  --------------
               HEALTH CARE - 1.43%
       6,425   Johnson & Johnson                        429,190
                                                  --------------
               INDUSTRIAL - 8.36%
       6,125   3M                                       455,088
      20,450   General Electric                         737,222
       2,625   Macquarie Infrastructure                  96,259
      79,575   Synagro Technologies                     457,556
      19,925   Waste Management                         756,751
                                                  --------------
                                                      2,502,876
                                                  --------------
               REAL ESTATE INVESTMENT TRUSTS - 8.14%
      21,423   CapitalSource                            595,345
      32,675   Equity Inns                              539,137
       7,725   Getty Realty                             240,634
       6,550   Health Care REIT                         306,606
       4,700   Hospitality Properties Trust             229,360
      10,875   Host Marriott                            287,861
      10,050   National Retail Properties               238,688
                                                  --------------
                                                      2,437,631
                                                  --------------
               TECHNOLOGY - 1.11%
         640   Park Electrochemical                      17,082
      22,525   United Online                            316,251
                                                  --------------
                                                        333,333
                                                  --------------
               UTILITIES - 2.82%
      18,950   Duke Energy                              373,126
      12,950   Southern                                 473,063
                                                  --------------
                                                        846,189
                                                  --------------
               TOTAL COMMON STOCKS
                (Cost $23,459,686)                   25,279,735
                                                  --------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
---------------------
ASTON/RIVER ROAD DYNAMIC EQUITY FUND                            JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

CLOSED-END FUNDS - 3.44%

               FINANCE - 3.44%
      22,825   Calamos Strategic Total Return
               Fund                               $     353,559
      20,400   First Trust/Four Corners Senior
               Floating Rate Income Fund II             379,644
      15,325   PIMCO Floating Rate Strategy Fund        296,999
                                                  --------------
               TOTAL CLOSED-END FUNDS
                (Cost $996,610)                       1,030,202
                                                  --------------

PREFERRED STOCK - 0.47%

               FINANCE - 0.47%
         423   Alleghany                                139,907
                                                  --------------
               TOTAL PREFERRED STOCK
                (Cost $118,891)                         139,907
                                                  --------------

FOREIGN COMMON STOCKS - 1.37%

CANADA - 1.37%

       1,500   Penn West Energy Trust                    45,416
      13,875   BCE                                      364,796
                                                  --------------
               TOTAL FOREIGN COMMON STOCKS
                (Cost $406,882)                         410,212
                                                  --------------

INVESTMENT COMPANIES - 5.17%

     136,869   BlackRock Liquidity Funds TempCash
               Portfolio                                136,869
   1,413,740   BlackRock Liquidity Funds TempFund
               Portfolio                              1,413,740
                                                  --------------
               TOTAL INVESTMENT COMPANIES
                (Cost $1,550,610*)                    1,550,609
                                                  --------------
TOTAL INVESTMENTS - 94.84%
  (Cost $26,532,679) *                               28,410,665
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 5.16%              1,545,689
                                                  --------------
NET ASSETS - 100.00%                              $  29,956,354
                                                  ==============
 -----------------------------------
* At January 31, 2007, cost is identical for book and Federal income tax purpose.

         Gross unrealized appreciation            $   1,930,700
         Gross unrealized depreciation                  (52,714)
                                                  --------------
         Net unrealized appreciation              $   1,877,986
                                                  ==============

(a)       Limited Partnership
ADR       American Depositary Receipt
IDS       Income Deposit Security
REIT      Real Estate Investment Trust
SP ADR    Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------------
ASTON/ABN AMRO GROWTH FUND                                      JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

COMMON STOCKS - 99.37%

               ADVERTISING - 2.17%
     166,507   Omnicom Group                      $  17,516,536
                                                  --------------
               BIOTECHNOLOGY - 6.47%
     398,015   Amgen *                               28,008,315
     375,230   Gilead Sciences *                     24,134,794
                                                  --------------
                                                     52,143,109
                                                  --------------
               CAPITAL GOODS - 7.46%
     315,048   Dover                                 15,626,381
     544,604   Illinois Tool Works                   27,769,358
     273,630   Rockwell Automation                   16,748,892
                                                  --------------
                                                     60,144,631
                                                  --------------
               CHEMICALS - 2.54%
     324,320   Praxair                               20,451,619
                                                  --------------
               COMMERCIAL SERVICES - 3.77%
     401,639   Cintas                                16,527,445
     315,377   Ecolab                                13,845,050
                                                  --------------
                                                     30,372,495
                                                  --------------
               CONSUMER CYCLICALS - 4.78%
     214,472   Harley-Davidson                       14,642,003
     257,941   Johnson Controls                      23,849,225
                                                  --------------
                                                     38,491,228
                                                  --------------
               CONSUMER STAPLES - 2.01%
     249,520   Procter & Gamble                      16,186,362
                                                  --------------
               ELECTRICAL - 3.98%
     888,388   General Electric                      32,026,388
                                                  --------------
               FINANCE - 16.54%
     396,290   CIT Group                             23,365,258
     605,037   Fifth Third Bancorp                   24,140,976
     176,310   Merrill Lynch                         16,495,564
     512,026   SLM                                   23,532,715
     211,714   State Street                          15,042,280
     267,230   T. Rowe Price Group                   12,824,368
     315,700   Wachovia                              17,837,050
                                                  --------------
                                                    133,238,211
                                                  --------------
               FOOD AND BEVERAGES - 2.65%
     618,796   Sysco                                 21,379,402
                                                  --------------
               HEALTH CARE SERVICES - 2.39%
     276,515   Express Scripts *                     19,223,323
                                                  --------------
               INSURANCE - 5.61%
     419,839   AFLAC                                 19,988,535
     368,122   American International Group          25,197,951
                                                  --------------
                                                     45,186,486
                                                  --------------
               MEDICAL PRODUCTS AND SUPPLIES - 4.67%
     180,160   Alcon                                 21,215,642
     307,733   Medtronic                             16,448,329
                                                  --------------
                                                     37,663,971
                                                  --------------

                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

               OIL AND GAS EXTRACTION - 1.96%
     213,640   Exxon Mobil                        $  15,830,724
                                                  --------------
               PHARMACEUTICALS - 1.39%
     426,904   Pfizer                                11,201,961
                                                  --------------
               RETAIL - 11.82%
     409,468   Kohl's *                              29,035,376
     580,550   Starbucks *                           20,284,417
     560,743   TJX                                   16,581,170
     646,693   Walgreen                              29,295,193
                                                  --------------
                                                     95,196,156
                                                  --------------
               TECHNOLOGY - 14.98%
     690,750   Dell *                                16,750,687
     571,445   Electronic Arts *                     28,572,250
     485,610   Linear Technology                     15,029,630
     943,836   Microsoft                             29,126,779
     999,839   Texas Instruments                     31,184,978
                                                  --------------
                                                    120,664,324
                                                  --------------
               TELECOMMUNICATIONS EQUIPMENT - 2.47%
     528,917   QUALCOMM                              19,919,014
                                                  --------------
               TRANSPORTATION - 1.71%
     911,178   Southwest Airlines                    13,758,788
                                                  --------------
               TOTAL COMMON STOCKS
                (Cost $708,182,571)                 800,594,728
                                                  --------------

INVESTMENT COMPANY - 1.59%

  12,816,557   BlackRock Liquidity Funds TempCash
               Portfolio                             12,816,557
                                                  --------------
               TOTAL INVESTMENT COMPANY
                (Cost $12,816,557)                   12,816,557
                                                  --------------

TOTAL INVESTMENTS - 100.96%
  (Cost $720,999,128)                             $ 813,411,285
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.96)%           (7,705,509)
                                                  --------------
NET ASSETS - 100.00%                              $ 805,705,776
                                                  ==============
 -----------------------------------
*        Non-income producing security.
(a) At January 31, 2007, cost is identical for book and Federal income tax purposes

         Gross unrealized appreciation            $ 105,523,394
         Gross unrealized depreciation              (13,111,237)
                                                  --------------
         Net unrealized appreciation              $  92,412,157
                                                  ==============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------------
ASTON/MONTAG & CALDWELL GROWTH FUND                             JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

COMMON STOCKS - 98.70%

               BIOTECHNOLOGY - 5.90%
     618,000   Amgen *                            $  43,488,660
     873,300   Genentech *                           76,300,221
                                                  --------------
                                                    119,788,881
                                                  --------------
               CAPITAL GOODS - 6.58%
     567,200   3M                                    42,142,960
     661,300   Caterpillar                           42,369,491
   1,087,200   Emerson Electric                      48,891,384
                                                  --------------
                                                    133,403,835
                                                  --------------
               COMMERCIAL SERVICES - 3.42%
   1,734,600   Paychex                               69,401,346
                                                  --------------
               COMMUNICATIONS - 5.67%
     161,100   Google, Class A *                     80,759,430
     512,000   McGraw-Hill                           34,344,960
                                                  --------------
                                                    115,104,390
                                                  --------------
               CONSUMER STAPLES - 7.27%
     761,900   Colgate-Palmolive                     52,037,770
   1,472,377   Procter & Gamble                      95,513,096
                                                  --------------
                                                    147,550,866
                                                  --------------
               ELECTRICAL - 4.55%
   2,561,200   General Electric                      92,331,260
                                                  --------------
               FINANCE - 4.81%
   1,092,200   American Express                      63,587,884
     363,900   Merrill Lynch                         34,046,484
                                                  --------------
                                                     97,634,368
                                                  --------------
               FOOD AND BEVERAGES - 6.13%
     921,600   Coca-Cola                             44,126,208
   1,229,000   PepsiCo                               80,179,960
                                                  --------------
                                                    124,306,168
                                                  --------------
               INSURANCE - 2.97%
     878,800   American International Group          60,153,860
                                                  --------------
               MEDICAL PRODUCTS AND SUPPLIES - 3.43%
   1,122,000   Stryker                               69,496,680
                                                  --------------
               OIL AND GAS EXTRACTION - 11.04%
     928,900   Baker Hughes                          64,121,967
   2,466,800   Halliburton                           72,869,272
   1,370,200   Schlumberger                          86,993,998
                                                  --------------
                                                    223,985,237
                                                  --------------
               PHARMACEUTICALS - 3.77%
   1,059,200   Abbott Laboratories                   56,137,600
     352,200   Novartis AG ADR                       20,318,418
                                                  --------------
                                                     76,456,018
                                                  --------------
               RESTAURANTS - 1.50%
     684,200   McDonald's                            30,344,270
                                                  --------------

                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

               RETAIL - 11.81%
   1,027,800   Costco Wholesale                   $  57,741,804
     298,700   Kohl's *                              21,180,817
     316,400   NIKE, Class B                         31,263,484
   1,881,200   Starbucks *                           65,729,128
   1,405,800   Walgreen                              63,682,740
                                                  --------------
                                                    239,597,973
                                                  --------------
               TECHNOLOGY - 15.13%
     786,200   Apple Computer *                      67,400,926
     322,700   eBay *                                10,452,253
     621,700   Electronic Arts *                     31,085,000
   1,982,600   Hewlett-Packard                       85,806,928
   1,465,200   Intel                                 30,710,592
     638,300   Research In Motion *                  81,561,974
                                                  --------------
                                                    307,017,673
                                                  --------------
               TELECOMMUNICATIONS EQUIPMENT - 3.72%
   2,004,500   QUALCOMM                              75,489,470
                                                  --------------
               TRANSPORTATION - 1.00%
     184,000   FedEx                                 20,313,600
                                                  --------------
               TOTAL COMMON STOCKS
                (Cost $1,699,720,412)             2,002,375,895
                                                  --------------

INVESTMENT COMPANY - 0.83%

  16,893,575   BlackRock Liquidity Funds TempCash
               Portfolio                             16,893,575
                                                  --------------
               TOTAL INVESTMENT COMPANY
                (Cost $16,893,575)                   16,893,575
                                                  --------------

TOTAL INVESTMENTS - 99.53%
  (Cost $1,716,613,987)**                         2,019,269,470
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.47%              9,582,607
                                                  --------------
NET ASSETS - 100.00%                              $2,028,852,077
                                                  ==============
 -----------------------------------
*        Non-income producing security.
**       Aggregate cost for Federal income tax purposes is $1,792,264,143.

         Gross unrealized appreciation            $ 313,147,975
         Gross unrealized depreciation              (10,492,492)
                                                  --------------
         Net unrealized appreciation              $ 302,655,483
                                                  ==============

ADR    American Depositary Receipt


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
------------------
ASTON/OPTIMUM LARGE CAP OPPORTUNITY FUND                        JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

COMMON STOCKS - 98.76%

               BASIC MATERIALS - 4.27%
          75   BHP Billiton SP ADR                $       3,074
          55   Freeport-McMoRan Copper & Gold,
               Class B                                    3,163
                                                  --------------
                                                          6,237
                                                  --------------
               BIOTECHNOLOGY - 4.34%
          90   Amgen *                                    6,333
                                                  --------------
               CAPITAL GOODS - 8.64%
          50   Caterpillar                                3,204
          40   Danaher                                    2,962
          40   General Dynamics                           3,126
          40   Parker Hannifin                            3,310
                                                  --------------
                                                         12,602
                                                  --------------
               COMMERCIAL SERVICES - 2.66%
          50   ITT Educational Services *                 3,880
                                                  --------------
               COMMUNICATIONS - 4.01%
         220   Cisco Systems *                            5,850
                                                  --------------
               CONSUMER CYCLICALS - 10.69%
         140   Coach *                                    6,421
          30   Harman International Industries            2,837
         120   Oshkosh Truck                              6,336
                                                  --------------
                                                         15,594
                                                  --------------
               CONSUMER STAPLES - 2.11%
          45   Colgate-Palmolive                          3,074
                                                  --------------
               ELECTRONICS - 2.32%
          50   Amphenol                                   3,386
                                                  --------------
               FINANCE - 12.65%
          15   Goldman Sachs Group                        3,183
          70   Morgan Stanley                             5,795
         120   Nuveen Investments, Class A                5,940
         200   TD Ameritrade Holding *                    3,538
                                                  --------------
                                                         18,456
                                                  --------------
               FOOD AND BEVERAGES - 1.97%
          60   Coca-Cola                                  2,873
                                                  --------------
               HEALTHCARE SERVICES - 5.95%
          40   Laboratory Corporation of America *        2,938
         110   UnitedHealth Group                         5,748
                                                  --------------
                                                          8,686
                                                  --------------
               INSURANCE - 6.18%
          85   Berkley (W.R.)                             2,813
         100   MetLife                                    6,212
                                                  --------------
                                                          9,025
                                                  --------------
               MEDICAL PRODUCTS AND SUPPLIES - 4.16%
         210   Cytyc *                                    6,073
                                                  --------------
               OIL AND GAS EXTRACTION - 6.28%
          60   ENSCO International                        3,052
          70   Weatherford International *                2,827

                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

               OIL AND GAS EXTRACTION (CONTINUED)
          65   XTO Energy                         $       3,280
                                                  --------------
                                                          9,159
                                                  --------------
               PHARMACEUTICALS - 2.20%
          60   Barr Laboratories *                        3,211
                                                  --------------
               RETAIL - 2.07%
          60   Best Buy                                   3,024
                                                  --------------
               TECHNOLOGY - 18.26%
         110   Infosys Technologies, SP ADR               6,380
         150   MEMC Electronic Materials *                7,860
         350   Oracle *                                   6,006
         115   Seagate Technology Holdings                3,115
         105   Texas Instruments                          3,275
                                                  --------------
                                                         26,636
                                                  --------------
               TOTAL COMMON STOCKS
                (Cost $140,493)                         144,099
                                                  --------------

INVESTMENT COMPANY - 1.26%
       1,834   BlackRock Liquidity Funds TempCash
               Portfolio                                  1,834
                                                  --------------
               TOTAL INVESTMENT COMPANY
                (Cost $1,834)                             1,834
                                                  --------------
TOTAL INVESTMENTS - 100.02%
  (Cost $142,327)**                                     145,933
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.02)%                  (31)
                                                  --------------
NET ASSETS - 100.00%                              $     145,902
                                                  ==============
*         Non-income producing security.
          At January 31, 2007, cost is identical for book and
**        Federal income tax purposes

         Gross unrealized appreciation            $       5,274
         Gross unrealized depreciation                   (1,668)
                                                  --------------
         Net unrealized appreciation              $       3,606
                                                  ==============

SP ADR    Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------------
ASTON/TAMRO LARGE CAP VALUE FUND                                JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

COMMON STOCKS - 99.11%

               BASIC MATERIALS - 2.36%
      11,967   Alcoa                              $     386,534
                                                  --------------
               BIOTECHNOLOGY - 1.58%
       7,470   MedImmune *                              258,910
                                                  --------------
               CAPITAL GOODS - 2.00%
       6,320   Raytheon                                 328,008
                                                  --------------
               CHEMICALS - 4.55%
       7,480   Dow Chemical                             310,719
       8,781   duPont (E. I.) de Nemours                435,187
                                                  --------------
                                                        745,906
                                                  --------------
               COMMUNICATIONS - 3.13%
      11,565   Comcast, Class A *                       512,561
                                                  --------------
               CONSUMER CYCLICALS - 3.44%
       9,290   eBay *                                   300,903
      32,230   Ford Motor                               262,030
                                                  --------------
                                                        562,933
                                                  --------------
               CONSUMER STAPLES - 1.91%
       4,570   Avery Dennison                           312,405
                                                  --------------
               FINANCE - 21.27%
         178   Berkshire Hathaway, Class B *            652,788
       4,390   Capital One Financial                    352,956
       6,395   Citigroup                                352,556
       5,640   Freddie Mac                              366,205
       2,320   Goldman Sachs Group                      492,211
       7,612   JPMorgan Chase                           387,679
       3,570   Legg Mason                               374,315
       1,680   NYSE Group *                             167,967
       9,430   Wells Fargo                              338,726
                                                  --------------
                                                      3,485,403
                                                  --------------
               FOOD AND BEVERAGES - 10.97%
       6,840   Anheuser-Busch                           348,635
       7,126   Coca-Cola                                341,193
      17,720   Kroger                                   453,632
       4,690   PepsiCo                                  305,975
      20,280   Sara Lee                                 347,802
                                                  --------------
                                                      1,797,237
                                                  --------------
               HEALTH CARE SERVICES - 2.21%
       6,940   UnitedHealth Group                       362,684
                                                  --------------
               INSURANCE - 2.46%
       5,900   American International Group             403,855
                                                  --------------
               MEDICAL PRODUCTS AND SUPPLIES - 2.37%
       5,810   Johnson & Johnson                        388,108
                                                  --------------
               OIL AND GAS EXTRACTION - 7.60%
       4,990   Anadarko Petroleum                       218,312
       3,414   Chevron Texaco                           248,812
       3,529   Exxon Mobil                              261,499
       2,844   Schlumberger                             180,566

                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

               OIL AND GAS EXTRACTION (CONTINUED)
       1,660   Transocean *                       $     128,434
       4,110   XTO Energy                               207,432
                                                  --------------
                                                      1,245,055
                                                  --------------
               PHARMACEUTICALS - 4.03%
      11,210   Pfizer                                   294,151
      10,430   Teva Pharmaceutical Industries,
               SP ADR                                   366,093
                                                  --------------
                                                        660,244
                                                  --------------
               RESTAURANTS - 2.27%
       8,389   McDonald's                               372,052
                                                  --------------
               RETAIL - 5.56%
      12,360   Home Depot                               503,547
       8,560   Wal-Mart Stores                          408,226
                                                  --------------
                                                        911,773
                                                  --------------
               TECHNOLOGY - 14.40%
      18,200   Cisco Systems *                          483,938
      14,240   Dell *                                   345,320
      39,380   EMC *                                    550,926
      11,250   Intuit *                                 353,813
      20,250   Microsoft                                624,915
                                                  --------------
                                                      2,358,912
                                                  --------------
               TRANSPORTATION - 4.67%
      31,350   Southwest Airlines                       473,385
       4,050   United Parcel Service, Class B           292,734
                                                  --------------
                                                        766,119
                                                  --------------
               UTILITIES - 2.33%
      18,400   AES *                                    382,536
                                                  --------------
               TOTAL COMMON STOCKS
                (Cost $13,092,970)                   16,241,235
                                                  --------------

INVESTMENT COMPANY - 1.51%

               UTILITIES - 1.51%
     246,970   BlackRock Liquidity Funds TempCash
               Portfolio                                246,970
                                                  --------------
               TOTAL INVESTMENT COMPANY
                (Cost $246,970)                         246,970
                                                  --------------
TOTAL INVESTMENTS - 100.62%
  (Cost $13,339,940)**                               16,488,205
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.62)%             (102,161)
                                                  --------------
NET ASSETS - 100.00%                              $  16,386,044
                                                  ==============
 -----------------------------------

      *        Non-income producing security.
      ** At January 31, 2007, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $   3,202,599
         Gross unrealized depreciation                  (54,334)
                                                  --------------
         Net unrealized appreciation              $   3,148,265
                                                  ==============

SP ADR         Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------------------
ASTON VALUE FUND                                               JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
    SHARES                                            VALUE
   --------                                          --------

COMMON STOCKS - 98.82%

               BASIC MATERIALS - 5.54%
      35,550   Air Products & Chemicals           $   2,654,163
      14,000   Bowater                                  383,180
      66,580   Dow Chemical                           2,765,733
      49,820   International Paper                    1,678,934
      42,860   Nalco Holding *                          985,351
      75,140   PPG Industries                         4,981,031
      44,720   Praxair                                2,820,043
      60,490   Smurfit-Stone Container *                653,292
     117,680   Syngenta, ADR                          4,362,398
                                                  -------------
                                                     21,284,125
                                                  -------------
               CAPITAL GOODS - 14.32%
       7,850   Cooper Industries                        717,412
      77,720   Deere                                  7,793,762
       5,800   Eaton                                    454,430
      37,190   Grainger (W.W.)                        2,887,803
     159,780   Lockheed Martin                       15,529,018
     246,250   Masco                                  7,877,537
     113,360   Northrop Grumman                       8,041,758
      43,070   Rockwell Automation                    2,636,315
      28,900   Sherwin-Williams                       1,996,990
      29,870   Toll Brothers *                        1,010,502
      88,980   United Technologies                    6,052,420
                                                  -------------
                                                     54,997,947
                                                  -------------
               COMMUNICATIONS - 3.23%
      36,457   Embarq                                 2,023,728
     247,900   Sprint Nextel                          4,420,057
      13,520   Telus, Non-Voting Shares                 624,624
      44,810   Verizon Communications                 1,726,081
     122,542   Vodafone Group, SP ADR                 3,601,510
                                                  -------------
                                                     12,396,000
                                                  -------------

               CONSUMER CYCLICALS - 2.45%
      43,670   Disney, Walt                           1,535,874
      42,110   Hasbro                                 1,195,924
      20,070   Johnson Controls                       1,855,672
      74,520   Viacom, Class B *                      3,030,728
      24,170   WPP, SP ADR                            1,780,846
                                                  -------------
                                                      9,399,044
                                                  -------------
               CONSUMER STAPLES - 4.12%
     177,460   Altria Group                          15,508,229
      11,462   Hanesbrands *                            293,198
                                                  -------------
                                                     15,801,427
                                                  -------------
               FINANCE - 21.87%
      61,910   American Express                       3,604,400
     285,674   Bank of America                       15,020,739
     140,140   Bank of New York                       5,607,002
     255,340   Citigroup                             14,076,894
     119,510   Fannie Mae                             6,755,900
      22,820   Franklin Resources                     2,718,090
      27,380   Freddie Mac                            1,777,783
      48,940   Goldman Sachs Group                   10,383,111
      37,700   Lehman Brothers Holdings               3,100,448
     114,810   Mellon Financial                       4,906,979
      28,280   Merrill Lynch                          2,645,877

                                                     MARKET
    SHARES                                            VALUE
   --------                                          --------
               FINANCE (CONTINUED)
      99,200   SunTrust Banks                     $   8,243,520
      81,700   UBS                                    5,147,917
                                                  -------------
                                                     83,988,660
                                                  -------------
               FOOD AND BEVERAGES - 3.86%
      52,160   Diageo, SP ADR                         4,106,557
      83,880   Kellogg                                4,132,768
      36,610   Nestle, SP ADR                         3,346,553
      36,380   PepsiCo                                2,373,431
      48,210   Tyson Foods, Class A                     855,727
                                                  -------------
                                                     14,815,036
                                                  -------------
               HEALTH CARE SERVICES - 1.34%
      27,380   UnitedHealth Group                     1,430,879
      47,610   WellPoint *                            3,731,672
                                                  -------------
                                                      5,162,551
                                                  -------------
               INSURANCE - 9.32%
      33,670   AFLAC                                  1,603,029
     202,670   Allstate                              12,192,627
      45,810   Chubb                                  2,383,952
     114,670   Genworth Financial, Class A            4,001,983
      40,850   Hartford Financial Services Group      3,877,074
     188,710   MetLife                               11,722,665
                                                  -------------
                                                     35,781,330
                                                  -------------
               OIL AND GAS EXTRACTION - 11.70%
      40,250   Apache                                 2,937,043
      39,265   Chevron Texaco                         2,861,633
     101,040   ConocoPhillips                         6,710,066
      53,550   Devon Energy                           3,753,319
      35,370   EOG Resources                          2,445,128
     133,370   Exxon Mobil                            9,882,717
      86,210   Hess                                   4,654,478
      18,120   Noble                                  1,358,094
      26,650   Royal Dutch Shell, ADR                 1,818,863
     125,240   Total, SP ADR                          8,522,582
                                                  -------------
                                                     44,943,923
                                                  -------------
               PHARMACEUTICALS - 7.17%
      28,880   Abbott Laboratories                    1,530,640
      20,480   Caremark RX                            1,254,605
      62,360   Eli Lilly                              3,374,923
     163,390   Johnson & Johnson                     10,914,452
      92,780   Merck                                  4,151,905
     127,530   Wyeth                                  6,301,257
                                                  -------------
                                                     27,527,782
                                                  -------------
               PRINTING AND PUBLISHING - 0.23%
      38,780   New York Times, Class A                  895,430
                                                  -------------
               RETAIL - 3.17%
      62,610   CVS                                    2,106,827
     121,090   Federated Department Stores            5,024,024
      50,850   NIKE, Class B                          5,024,488
                                                  -------------
                                                     12,155,339
                                                  -------------
               TECHNOLOGY - 3.96%
     120,140   Accenture, Class A                     4,535,285


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------------------
ASTON VALUE FUND                                               JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                      MARKET
    SHARES                                            VALUE
   --------                                          --------
               TECHNOLOGY (CONTINUED)
      16,520   Analog Devices                     $     541,030
      55,490   Cisco Systems *                        1,475,479
      35,880   Hewlett-Packard                        1,552,886
     160,660   Intel                                  3,367,434
     218,150   Oracle *                               3,743,454
                                                  -------------
                                                     15,215,568
                                                  -------------
               TRANSPORTATION - 1.85%
      54,160   Burlington Northern Santa Fe           4,352,298
      55,340   Norfolk Southern                       2,747,631
                                                  -------------
                                                      7,099,929
                                                  -------------
               UTILITIES - 4.69%
      83,940   Dominion Resources                     6,963,662
      27,090   Entergy                                2,515,307
      74,850   FPL Group                              4,240,253
      25,600   PPL                                      911,360
      11,880   Public Service Enterprise Group          796,316
      47,410   TXU                                    2,563,933
                                                  -------------
                                                     17,990,831
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $286,076,640)                 379,454,922
                                                  -------------

INVESTMENT COMPANY - 1.02%
   3,901,764   BlackRock Liquidity Funds TempCash
               Portfolio                              3,901,764
                                                  -------------

               TOTAL INVESTMENT COMPANY
                (Cost $3,901,764)                     3,901,764
                                                  -------------

TOTAL INVESTMENTS - 99.84%
  (Cost $289,978,404)**                             383,356,686
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 0.16%                632,470
                                                  -------------
NET ASSETS - 100.00%                              $ 383,989,156
                                                  =============
 -----------------------------------
*         Non-income producing security.
** At January 31,2007, cost is identical for book and Federal
          Income tax purposes.

         Gross unrealized appreciation            $  96,220,880
         Gross unrealized depreciation               (2,842,598)
                                                  --------------
         Net unrealized appreciation              $  93,378,282
                                                  ==============

ADR            American Depositary Receipt
SP ADR         Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
------------------
ASTON/VEREDUS SELECT GROWTH FUND                                JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

COMMON STOCKS - 99.33%

               ADVERTISING - 0.69%
       3,126   Focus Media Holding, ADR *         $     258,395
                                                  --------------
               AEROSPACE/DEFENSE - 1.61%
       6,800   Precision Castparts                      604,452
                                                  --------------
               BIOTECHNOLOGY - 10.06%
      12,900   Amgen *                                  907,773
      15,000   Genentech *                            1,310,550
      24,200   Gilead Sciences *                      1,556,544
                                                  --------------
                                                      3,774,867
                                                  --------------
               COMPUTER SOFTWARE - 9.55%
      34,500   Adobe Systems *                        1,341,015
      26,000   Akamai Technologies *                  1,460,680
      17,800   Autodesk *                               778,216
                                                  --------------
                                                      3,579,911
                                                  --------------
               COMPUTERS - 1.87%
       8,175   Apple Computer *                         700,843
                                                  --------------
               FINANCE - 12.74%
       5,800   Bear Stearns                             956,130
      22,250   CB Richard Ellis Group *                 836,822
       1,600   Chicago Mercantile Exchange              901,280
       8,200   Merrill Lynch                            767,192
      15,900   Morgan Stanley                         1,316,361
                                                  --------------
                                                      4,777,785
                                                  --------------
               HEALTH CARE SERVICES - 1.26%
       8,000   Medco Health Solutions *                 473,680
                                                  --------------
               INDUSTRIAL - 4.32%
      12,700   Manitowoc                                658,622
      25,100   Trinity Industries                       960,075
                                                  --------------
                                                      1,618,697
                                                  --------------
               INDUSTRIAL - CONSTRUCTION & ENGINEERING - 4.30%
      17,800   Jacobs Engineering Group *             1,611,790
                                                  --------------
               INFORMATION TECHNOLGY SERVICES - 6.10%
      35,400   Accenture, Class A                     1,336,350
       1,900   Google, Class A *                        952,470
                                                  --------------
                                                      2,288,820
                                                  --------------
               INSURANCE - 7.07%
      24,500   Assurant                               1,361,710
      24,200   RenaissanceRe Holdings                 1,289,134
                                                  --------------
                                                      2,650,844
                                                  --------------
               MEDICAL PRODUCTS AND SUPPLIES - 2.96%
      11,300   Intuitive Surgical *                   1,112,033
                                                  --------------
               PHARMACEUTICALS - 7.57%
      35,000   Schering-Plough                          875,000
      16,300   Shire, ADR                             1,034,724
      18,800   Wyeth                                    928,908
                                                  --------------
                                                      2,838,632
                                                  --------------

                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

               RETAIL - 4.13%
      13,700   Best Buy                           $     690,480
      11,900   Guess? *                                 858,109
                                                  --------------
                                                      1,548,589
                                                  --------------
               SEMICONDUCTORS - 3.87%
      46,000   Integrated Device Technology *           695,980
      14,400   MEMC Electronic Materials *              754,560
                                                  --------------
                                                      1,450,540
                                                  --------------
               TELECOMMUNICATIONS EQUIPMENT - 9.70%
      43,900   Cisco Systems *                        1,167,301
      19,400   Harris                                   985,908
      83,500   JDS Uniphase *                         1,484,630
                                                  --------------
                                                      3,637,839
                                                  --------------
               TRANSPORTATION - 9.06%
      26,875   AMR *                                    995,719
      24,300   Continental Airlines, Class B *        1,008,207
      24,909   US Airways Group *                     1,394,406
                                                  --------------
                                                      3,398,332
                                                  --------------
               WASTE MANAGEMENT - 2.47%
      24,400   Waste Management                         926,712
                                                  --------------
               TOTAL COMMON STOCKS
                (Cost $34,950,643)                   37,252,761
                                                  --------------

INVESTMENT COMPANIES - 5.69%

   1,990,132   BlackRock Liquidity Funds TempCash
               Portfolio                              1,990,132
     144,198   BlackRock Liquidity Funds TempFund
               Portfolio                                144,198
                                                  --------------
               TOTAL INVESTMENT COMPANIES
                (Cost $2,134,330)                     2,134,330
                                                  --------------
TOTAL INVESTMENTS - 105.02%
  (Cost $37,084,973)**                               39,387,091
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (5.02)%           (1,881,858)
                                                  --------------
NET ASSETS - 100.00%                              $  37,505,233
                                                  ==============
 -----------------------------------

      *        Non-income producing security.
     ** At January 31, 2007, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $   2,856,203
         Gross unrealized depreciation                 (554,085)
                                                  --------------
         Net unrealized appreciation              $   2,302,118
                                                  ==============


   ADR         American Depositary Receipt
SP ADR         Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
------------------
ASTON/OPTIMUM MID CAP FUND                                      JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

COMMON STOCKS - 98.02%

               ADVERTISING - 1.42%
     791,100   Interpublic Group *                $  10,410,876
                                                  --------------
               AGRICULTURE - 2.18%
     208,000   Bunge                                 16,005,600
                                                  --------------
               APPLICATIONS SOFTWARE - 3.90%
     396,600   Cognos *                              17,105,358
     620,230   Mentor Graphics *                     11,536,278
                                                  --------------
                                                     28,641,636
                                                  --------------
               ASSET MANAGEMENT - 2.28%
     489,100   Eaton Vance                           16,776,130
                                                  --------------
               AUTOMOTIVE PARTS & EQUIPMENT - 4.64%
     331,320   BorgWarner                            22,708,673
     146,100   Magna International, Class A          11,413,332
                                                  --------------
                                                     34,122,005
                                                  --------------
               BROADCASTING & CABLE - 1.51%
     425,200   Hearst-Argyle Television              11,106,224
                                                  --------------
               CHEMICALS - SPECIALTY/DIVERSIFIED - 5.02%
     248,200   FMC                                   19,322,370
     363,400   International Flavors & Fragrances    17,617,632
                                                  --------------
                                                     36,940,002
                                                  --------------
               COMMUNICATIONS EQUIPMENT - 5.92%
   2,249,470   Andrew *                              23,889,371
     386,400   Harris                                19,636,848
                                                  --------------
                                                     43,526,219
                                                  --------------
               COMPUTER HARDWARE - 1.58%
     251,030   Diebold                               11,635,240
                                                  --------------
               COMPUTER STORAGE/PERIPHERAL - 2.31%
     269,900   Lexmark International Group, Class
               A *                                   17,011,797
                                                  --------------
               ELECTRICAL/ELECTRONIC EQUIPMENT & MANUFACTURING
               SERVICES/OFFICE ELECTRONICS - 12.98%
     750,295   American Power Conversion             23,064,069
     666,800   Jabil Circuit                         15,996,532
     473,270   Molex                                 13,909,405
     170,400   Molex, Class A                         4,479,816
     598,300   Tektronix                             16,913,941
     608,600   Zebra Technologies *                  21,100,162
                                                  --------------
                                                     95,463,925
                                                  --------------
               ENGINEERING/CONSTRUCTION - 3.24%
     802,300   Chicago Bridge & Iron                 23,844,356
                                                  --------------
               ENTERTAINMENT AND LEISURE - 2.38%
     718,400   Mattel                                17,500,224
                                                  --------------
               FOOD AND BEVERAGES - 2.12%
     193,200   Molson Coors Brewing, Class B         15,610,560
                                                  --------------
               HEALTH CARE EQUIPMENT - 8.02%
     266,800   Beckman Coulter                       17,213,936
     538,800   Biomet                                22,823,568

                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

               HEALTH CARE EQUIPMENT (CONTINUED)
     370,200   Edwards Lifesciences *             $  18,939,432
                                                  --------------
                                                     58,976,936
                                                  --------------
               HEALTH CARE SERVICES - 1.19%
     223,125   Lincare Holdings *                     8,779,969
                                                  --------------
               INFORMATION TECHNOLOGY CONSULTING & SERVICES - 5.51%
   4,698,500   Unisys *                              40,501,070
                                                  --------------
               INSURANCE - 2.44%
     401,040   Cincinnati Financial                  17,942,530
                                                  --------------
               LIFE SCIENCE TOOLS - 2.21%
     360,600   Charles River Laboratories *          16,227,000
                                                  --------------
               OIL & GAS - EQUIPMENT & SERVICES - 4.04%
     173,885   Compagnie Generale de Geophysique-
               Veritas SP ADR *                       6,904,977
     368,473   FMC Technologies *                    22,819,533
                                                  --------------
                                                     29,724,510
                                                  --------------
               OIL & GAS - EXPLORATION/PRODUCTION - 1.92%
     508,700   Denbury Resources *                   14,090,990
                                                  --------------
               PRINTING AND PUBLISHING - 16.41%
     577,400   Belo, Class A                         10,808,928
     243,400   Gannett                               14,151,276
   1,177,600   New York Times, Class A               27,190,784
   1,118,200   Pearson, SP ADR                       17,634,014
   2,247,400   Reader's Digest Association, Class
               A                                     37,958,586
     365,657   Scholastic *                          12,925,975
                                                  --------------
                                                    120,669,563
                                                  --------------
               TRUCKING - 4.80%
     468,500   Con-way                               23,303,190
     631,100   Werner Enterprises                    11,997,211
                                                  --------------
                                                     35,300,401
                                                  --------------
               TOTAL COMMON STOCKS
                (Cost $575,155,295)                 720,807,763
                                                  --------------

INVESTMENT COMPANY - 2.85%

  20,950,769   BlackRock Liquidity Funds TempCash
               Portfolio                             20,950,769
                                                  --------------
               TOTAL INVESTMENT COMPANY
                (Cost $20,950,770)                   20,950,769
                                                  --------------
TOTAL INVESTMENTS - 100.87%
  (Cost $596,106,065)                               741,758,532
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.87)%           (6,371,052)
                                                  --------------
NET ASSETS - 100.00%                              $ 735,387,480
                                                  ==============
 -----------------------------------
*         Non-income producing security.
          At January 31, 2007, cost is identical for book and
**        Federal income tax purposes

         Gross unrealized appreciation            $ 156,502,458
         Gross unrealized depreciation              (10,849,991)
                                                  --------------
         Net unrealized appreciation              $ 145,652,467
                                                  ==============
ADR       American Depositary Receipt
SP ADR    Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

Aston Funds
-------------------
ASTON/RIVER ROAD SMALL CAP VALUE FUND                           JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
    SHARES                                            VALUE
   --------                                          --------

COMMON STOCKS - 90.86%

               BASIC MATERIALS - 1.45%
     177,610   Glatfelter                         $   2,875,506
      62,403   Stepan                                 1,993,776
                                                  -------------
                                                      4,869,282
                                                  -------------
               BIOTECHNOLOGY - 0.88%
      47,900   Invitrogen *                           2,932,917
                                                  -------------
               COMMERCIAL SERVICES - 2.38%
     112,752   Bowne & Company                        1,695,790
      92,590   First Advantage, Class A *             2,092,534
      58,110   FirstService *                         1,459,723
      87,450   Kelly Services, Class A                2,711,825
                                                  -------------
                                                      7,959,872
                                                  -------------
               COMMUNICATIONS - 5.13%
      62,822   Atlantic Tele-Network                  1,887,173
     196,728   IDT *                                  2,740,421
      83,600   Media General, Class A                 3,344,836
     122,450   Meredith                               7,219,652
     157,223   NIC *                                    841,143
      38,618   United Online                            542,197
      12,724   Value Line                               599,173
                                                  -------------
                                                     17,174,595
                                                  -------------
               CONSUMER CYCLICALS - 23.19%
     182,562   Audiovox, Class A *                    2,815,106
     198,550   Barnes & Noble                         7,729,551
      61,970   Benihana, Class A *                    1,984,279
     147,340   Callaway Golf                          2,434,057
      92,847   Canterbury Park Holding *              1,267,361
     422,680   Casey's General Stores                10,786,794
     180,480   CBRL Group                             8,462,707
     109,710   Centerplate IDS                        2,150,316
      71,766   Frisch's Restaurants                   2,119,250
      37,940   Guitar Center *                        1,735,755
     148,344   Hampshire Group *                      2,143,571
      33,200   International Speedway, Class A        1,734,036
     585,980   Interstate Hotels & Resorts *          4,312,813
     112,460   Isle of Capri Casinos *                2,796,880
     101,372   Lazare Kaplan International *            998,514
     150,009   Morgans Hotel Group *                  2,659,660
       6,302   Nathan's Famous *                         94,845
     246,552   NuCo2 *                                5,382,230
     187,620   Regis                                  7,840,640
     192,710   Speedway Motorsports                   7,434,752
      45,750   True Religion Apparel *                  767,685
                                                  -------------
                                                     77,650,802
                                                  -------------
               CONSUMER NON-CYCLICALS - 19.07%
     100,040   American Dairy *                       2,110,844
     114,623   Coca-Cola Bottling                     7,191,447
     190,525   Coinmach Service IDS                   3,562,818
     299,295   Coinmach Service, Class A              3,352,104
     299,277   Industrias Bachoco, SP ADR             7,879,963
     101,922   J & J Snack Foods                      4,207,340
     133,950   Labor Ready *                          2,515,581
      92,350   LCA-Vision                             3,575,792
     457,083   Mac-Gray *                             5,809,525

                                                      MARKET
    SHARES                                            VALUE
   --------                                          --------
               CONSUMER NON-CYCLICALS (CONTINUED)
      38,761   Maui Land & Pineapple *            $   1,248,492
     307,349   National Beverage *                    4,355,135
     161,760   Omega Protein *                        1,056,293
     315,670   Parlux Fragrances *                    1,834,043
      84,700   Performance Food Group *               2,512,202
      54,150   Reddy Ice Holdings                     1,404,651
     108,140   Ruddick                                3,006,292
      58,648   Village Super Market, Class A          4,983,907
     451,254   Zapata *                               3,253,541
                                                  -------------
                                                     63,859,970
                                                  -------------
               ENERGY - 2.46%
     155,960   Alpha Natural Resources *              2,102,341
      62,923   Barnwell Industries                    1,318,866
      61,457   Eastern American Natural Gas Trust     1,751,524
     331,147   Evolution Petroleum *                    844,425
      61,220   TC Pipelines (a)                       2,224,123
                                                  -------------
                                                      8,241,279
                                                  -------------
               FINANCE - 13.68%
     102,200   Astoria Financial                      3,024,098
      36,360   BankAtlantic Bancorp, Class A            482,861
     365,209   BFC Financial, Class A *               2,275,252
     128,220   Boston Private Financial Holdings      3,708,122
     231,496   California Coastal Communities *       4,660,015
      45,818   Cass Information Systems               1,720,466
      24,294   Gyrodyne Company of America *          1,651,263
      81,795   Hilb Rogal and Hobbs                   3,455,839
     116,969   International Bancshares               3,428,361
      57,840   LandAmerica Financial Group            3,647,390
     466,599   Medallion Financial                    5,267,903
      20,440   NYMAGIC                                  832,521
     130,000   Oppenheimer Holdings, Class A          4,667,000
      62,980   Prospect Energy                        1,108,448
     122,047   Republic Bancorp, Class A              2,893,734
      58,990   Umpqua Holdings                        1,678,266
      25,470   Unitrin                                1,304,319
                                                  -------------
                                                     45,805,858
                                                  -------------
               HEALTH CARE SERVICES - 2.84%
     220,246   Emergency Medical Services, Class
               A (a)*                                 5,726,396
     113,360   Owens & Minor                          3,791,892
                                                  -------------
                                                      9,518,288
                                                  -------------
               INDUSTRIAL - 13.88%
     171,750   AptarGroup                            10,478,467
      43,910   Brink's                                2,729,006
      83,620   Bristow Group *                        3,123,207
      77,930   Casella Waste Systems, Class A *         974,125
     148,680   CHC Helicopter, Class A                3,150,529
     228,340   Darling International *                1,319,805
      63,720   Exponent *                             1,185,829
     286,290   Laidlaw International                  8,505,676
     150,780   Marten Transport *                     2,308,442
         630   Park Electrochemical                      16,815
      28,870   Strattec Security *                    1,347,074
     591,720   Synagro Technologies                   3,402,390
      32,426   TBS International, Class A *             284,376

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-------------------
ASTON/RIVER ROAD SMALL CAP VALUE FUND                           JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                      MARKET
    SHARES                                            VALUE
 ----------                                          --------
               INDUSTRIAL (CONTINUED)
     609,840   WCA Waste *                        $   4,220,093
      77,396   YRC Worldwide *                        3,432,513
                                                  --------------
                                                     46,478,347
                                                  --------------
               TECHNOLOGY - 1.87%
      35,087   Agilysis                                 664,899
      62,660   Imation                                2,726,336
     147,470   Ingram Micro, Class A *                2,877,140
                                                  --------------
                                                      6,268,375
                                                  --------------
               UTILITIES - 4.03%
     207,000   PICO Holdings *                        8,901,000
     109,080   Pike Electric *                        1,774,732
      71,190   SJW                                    2,836,921
                                                  --------------
                                                     13,512,653
                                                  --------------

               TOTAL COMMON STOCKS
                (Cost $281,575,055)                 304,272,238
                                                  --------------

INVESTMENT COMPANIES - 7.80%
   9,462,876   BlackRock Liquidity Funds TempCash
               Portfolio                              9,462,876
  16,653,506   BlackRock Liquidity Funds TempFund
               Portfolio                             16,653,506
                                                  --------------

               TOTAL INVESTMENT COMPANIES
                (Cost $26,116,382)                  26,116,382
                                                  --------------

TOTAL INVESTMENTS - 98.66%
  (Cost $307,691,437)**                             330,388,620
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 1.34%              4,493,461
                                                  --------------
NET ASSETS - 100.00%                              $ 334,882,081
                                                  ==============
 -----------------------------------
*         Non-income producing security.
          Aggregate cost for Federal income tax purposes is
**        $307,691,437.

         Gross unrealized appreciation            $  25,322,833
         Gross unrealized depreciation               (2,625,650)
                                                  -------------
         Net unrealized appreciation              $  22,697,183
                                                  =============

(a)       Limited Partnership
IDS       Income Deposit Security
SP ADR    Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------
ASTON/TAMRO SMALL CAP FUND                                      JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      MARKET
    SHARES                                            VALUE
   -------                                          --------

COMMON STOCKS - 92.26%

               BASIC MATERIALS - 7.41%
     286,010   Bowater                            $   7,828,094
     204,885   Cabot Microelectronics *               6,185,478
     234,020   Headwaters *                           5,316,934
     303,450   Symyx Technologies *                   5,892,999
                                                  -------------
                                                     25,223,505
                                                  -------------
               CAPITAL GOODS - 14.07%
     268,600   Acco Brands *                          6,481,318
     205,480   Baldor Electric                        7,257,553
     202,515   General Cable *                        8,734,472
     109,900   Manitowoc                              5,699,414
     418,890   Steelcase, Class A                     8,206,055
      76,860   Teleflex                               5,132,711
     238,280   Trex *                                 6,376,373
                                                  -------------
                                                     47,887,896
                                                  -------------
               COMMERCIAL SERVICES - 1.71%
     131,810   Watson Wyatt & Co. Holdings            5,837,865
                                                  -------------
               CONSUMER CYCLICALS - 3.61%
     209,860   La-Z-Boy                               2,702,997
     307,877   NetFlix *                              7,019,595
      55,540   Vail Resorts *                         2,568,725
                                                  -------------
                                                     12,291,317
                                                  -------------
               FINANCE - 9.43%
     237,930   FelCor Lodging Trust, REIT             5,251,115
     121,750   GAMCO Investors                        4,727,552
     237,690   Innkeepers USA Trust, REIT             3,895,739
     356,830   Knight Capital Group *                 6,447,918
      58,505   Post Properties, REIT                  2,837,493
     139,805   Raymond James Financial                4,462,576
     104,925   Washington REIT                        4,485,544
                                                  -------------
                                                     32,107,937
                                                  -------------
               FOOD AND BEVERAGES - 7.04%
     341,200   Hain Celestial Group *                10,031,280
     220,045   Performance Food Group *               6,526,535
     681,925   SunOpta *                              7,405,705
                                                  -------------
                                                     23,963,520
                                                  -------------
               INSURANCE - 1.73%
     638,340   KMG America *                          5,904,645
                                                  -------------
               MEDICAL PRODUCTS AND SUPPLIES - 1.64%
      94,860   Analogic                               5,570,179
                                                  -------------
               OIL AND GAS EXTRACTION - 7.76%
     251,548   Helmerich & Payne                      6,749,033
      87,050   Tidewater                              4,489,168
     147,800   Whiting Petroleum *                    6,735,246
     407,280   Willbros Group *                       8,434,769
                                                  -------------
                                                     26,408,216
                                                  -------------
               PHARMACEUTICALS - 5.26%
     163,340   NBTY *                                 8,469,179
     347,825   Perrigo                                6,010,416

                                                      MARKET
    SHARES                                            VALUE
   --------                                          --------
               PHARMACEUTICALS (CONTINUED)
      99,130   Pharmaceutical Product Development $   3,419,985
                                                  -------------
                                                     17,899,580
                                                  -------------
               RESTAURANTS - 5.72%
     174,210   Bob Evans Farms                        5,917,914
     197,660   California Pizza Kitchen *             7,046,579
     164,620   PF Chang's China Bistro *              6,520,598
                                                  -------------
                                                     19,485,091
                                                  -------------
               RETAIL - 3.47%
     566,450   Fred's                                 7,618,753
     432,695   Sharper Image *                        4,205,795
                                                  -------------
                                                     11,824,548
                                                  -------------
               TECHNOLOGY - 17.08%
     223,367   Altiris *                              7,310,802
     177,170   Avocent *                              6,119,452
     322,600   Emulex *                               5,726,150
     420,500   L-1 Identity Solutions *               6,072,020
     166,872   ManTech International, Class A *       5,693,673
     563,820   Packeteer *                            7,555,188
     385,520   RightNow Technologies *                5,543,777
     753,810   TIBCO Software *                       6,995,357
     279,610   ValueClick *                           7,135,647
                                                  -------------
                                                     58,152,066
                                                  -------------
               TELECOMMUNICATIONS EQUIPMENT - 3.87%
     593,450   Andrew *                               6,302,439
     204,695   Polycom *                              6,881,846
                                                  -------------
                                                     13,184,285
                                                  -------------
               TRANSPORTATION - 2.46%
     612,760   JetBlue Airways *                      8,382,557
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $253,126,911)                 314,123,207
                                                  --------------

INVESTMENT COMPANIES - 4.96%
  16,617,504   BlackRock Liquidity Funds TempCash
               Portfolio                             16,617,504
     253,486   BlackRock Liquidity Funds TempFund
               Portfolio                                253,486
                                                  -------------

               TOTAL INVESTMENT COMPANIES
                (Cost $16,870,990)                   16,870,990
                                                  -------------

TOTAL INVESTMENTS - 97.22%
  (Cost $269,997,901)**                             330,994,197
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 2.78%              9,462,941
                                                  -------------
NET ASSETS - 100.00%                              $ 340,457,138
                                                  =============
 -----------------------------------
*        Non-income producing security.
** At January 31, 2007, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $  65,215,217
         Gross unrealized depreciation               (4,218,921)
                                                  -------------
         Net unrealized appreciation              $  60,996,296
                                                  =============

REIT      Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-------------------
ASTON/VEREDUS AGGRESSIVE GROWTH FUND                            JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

COMMON STOCKS - 98.95%

               AEROSPACE/DEFENSE - 6.96%
     104,125   AAR *                              $   3,101,884
     364,475   BE Aerospace *                        10,854,066
     407,775   Force Protection *                     7,335,872
                                                  --------------
                                                     21,291,822
                                                  --------------
               AIRLINES - 0.69%
      63,575   Allegiant Travel *                     2,113,869
                                                  --------------
               BIOTECHNOLOGY - 0.97%
      57,425   Digene *                               2,954,516
                                                  --------------
               COMMERCIAL SERVICES - 2.96%
      95,425   Corrections Corporation of America
               *                                      4,649,106
     165,275   Mobile Mini *                          4,394,662
                                                  --------------
                                                      9,043,768
                                                  --------------
               COMMUNICATIONS/INTERNET - 2.72%
     159,925   Perficient *                           3,344,031
     142,492   RADVision *                            2,782,869
      61,075   Sina *                                 2,184,653
                                                  --------------
                                                      8,311,553
                                                  --------------
               COMPUTER SOFTWARE - 5.14%
     187,725   ANSYS *                                9,365,600
     310,100   Aspen Technology *                     3,178,525
     157,900   Interactive Intelligence *             3,159,579
                                                  --------------
                                                     15,703,704
                                                  --------------
               CONSUMER DISCRETIONARY/CONSUMER ELECTRONICS - 0.47%
     181,750   Syntax-Brillian *                      1,437,643
                                                  --------------
               CONSUMER DISCRETIONARY/FOOTWARE - 1.97%
     119,400   Crocs *                                6,010,596
                                                  --------------
               FINANCE - 5.96%
     108,150   GFI Group *                            6,919,437
     222,775   Lazard, Class A                       11,308,059
                                                  --------------
                                                     18,227,496
                                                  --------------
               HEALTH CARE SERVICES - 4.05%
     283,500   Cross Country Healthcare *             6,395,760
     289,400   Omnicell *                             5,996,368
                                                  --------------
                                                     12,392,128
                                                  --------------
               HEALTH CARE SUPPLIES - 1.44%
     106,900   Inverness Medical Innovations *        4,406,418
                                                  --------------
               INDUSTRIAL - 10.85%
      89,325   American Commercial Lines *            6,292,053
     153,108   American Railcar Industries            4,544,245
     181,400   H&E Equipment Services *               4,270,156
     236,575   Trinity Industries                     9,048,994
     209,925   URS *                                  9,020,477
                                                  --------------
                                                     33,175,925
                                                  --------------
               INDUSTRIAL - CONSTRUCTION & ENGINEERING - 12.74%
      65,250   Bucyrus International, Class A         3,028,253

                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

               INDUSTRIAL - CONSTRUCTION & ENGINEERING (CONTINUED)
      77,650   EMCor Group *                      $   4,458,663
     275,700   Infrasource Services *                 5,858,625
      18,100   Layne Christensen *                      634,043
     117,675   Manitowoc                              6,102,625
     148,050   Perini *                               4,474,071
     379,575   Quanta Services *                      7,807,858
     114,990   Washington Group International *       6,569,379
                                                  --------------
                                                     38,933,517
                                                  --------------
               INFORMATION TECHNOLGY SERVICES - 0.51%
     124,350   Smart Modular Technologies WWH *       1,544,427
                                                  --------------
               MEDICAL PRODUCTS AND SUPPLIES - 5.47%
     167,325   Hologic *                              9,294,904
      18,775   Illumina *                               766,959
      67,625   Intuitive Surgical *                   6,654,976
                                                  --------------
                                                     16,716,839
                                                  --------------
               OIL & GAS - EXPLORATION/PRODUCTION - 0.75%
      32,425   Carrizo Oil & Gas *                      930,597
      68,425   Parallel Petroleum *                   1,345,920
                                                  --------------
                                                      2,276,517
                                                  --------------
               OIL AND GAS EXTRACTION - 0.80%
     187,575   PetroQuest Energy *                    2,444,102
                                                  --------------
               PHARMACEUTICALS - 3.59%
     244,900   Adams Respiratory Therapeutics *      10,983,765
                                                  --------------
               RESTAURANTS - 5.33%
     181,300   Chipotle Mexican Grill, Class A *     10,772,846
     196,100   Ruth's Chris Steak House *             4,212,228
      97,100   Texas Roadhouse, Class A *             1,314,734
                                                  --------------
                                                     16,299,808
                                                  --------------
               RETAIL - 11.44%
     229,775   Warnaco Group *                        6,500,335
     125,275   Charlotte Russe Holding *              3,827,151
     116,325   Dick's Sporting Goods *                5,989,574
      62,075   Guess? *                               4,476,228
     154,700   Under Armour, Class A *                7,858,760
     502,275   Wet Seal, Class A *                    3,244,697
      93,675   Zumiez *                               3,081,908
                                                  --------------
                                                     34,978,653
                                                  --------------
               SEMICONDUCTORS - 6.90%
     124,125   Hittite Microwave *                    4,317,067
      19,250   Intevac *                                425,618
     547,325   RF Micro Devices *                     4,225,349
     164,500   Techwell *                             2,814,595
     246,775   Trident Microsystems *                 5,150,194
     886,200   Triquint Semiconductor *               4,165,140
                                                  --------------
                                                     21,097,963
                                                  --------------
               TELECOMMUNICATIONS EQUIPMENT - 7.01%
     212,375   Ciena *                                5,965,614
      70,425   Nice Systems, SP ADR *                 2,229,656
     163,677   Oplink Communications *                3,106,589
     191,625   Polycom *                              6,442,432

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-------------------
ASTON/VEREDUS AGGRESSIVE GROWTH FUND                            JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

               TELECOMMUNICATIONS EQUIPMENT (CONTINUED)
     239,925   Tekelec *                          $   3,694,845
                                                  --------------
                                                     21,439,136
                                                  --------------
               TRANSPORTATION - 0.23%
      23,495   Genco Shipping & Trading                 717,302
                                                  --------------
               TOTAL COMMON STOCKS
                (Cost $271,434,725)                 302,501,467
                                                  --------------

INVESTMENT COMPANY - 1.87%
   5,731,390   BlackRock Liquidity Funds TempCash
               Portfolio                              5,731,390
                                                  --------------
               TOTAL INVESTMENT COMPANY
                (Cost $5,731,390)                     5,731,390
                                                  --------------
TOTAL INVESTMENTS - 100.82%
  (Cost $277,166,115)**                             308,232,857
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.82)%           (2,506,070)
                                                  --------------
NET ASSETS - 100.00%                              $ 305,726,787
                                                  ==============
 -----------------------------------
*         Non-income producing security.
** At January 31, 2007, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $  35,463,950
         Gross unrealized depreciation               (4,397,208)
                                                  --------------
         Net unrealized appreciation              $  31,066,742
                                                  ==============


SP ADR   Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------------------
ASTON/REAL ESTATE FUND                                          JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
    SHARES                                            VALUE
   --------                                          --------

COMMON STOCKS - 92.41%

               DIVERSIFIED - 7.51%
      32,700   PS Business Parks                  $   2,459,367
      62,000   Vornado Realty Trust                   7,585,700
                                                  -------------
                                                     10,045,067
                                                  -------------
               HEALTH CARE - 5.08%
      94,900   Health Care Property Investors         3,914,625
      62,250   Ventas                                 2,879,063
                                                  -------------
                                                      6,793,688
                                                  -------------
               HOTELS - 5.93%
     222,400   Host Hotels & Resorts                  5,886,928
      32,800   Starwood Hotels & Resorts
               Worldwide                              2,052,624
                                                  -------------
                                                      7,939,552
                                                  -------------
               INDUSTRIAL - 7.51%
      46,785   AMB Property                           2,846,867
     110,800   ProLogis Trust                         7,202,000
                                                  -------------
                                                     10,048,867
                                                  -------------
               OFFICE PROPERTIES - 19.63%
     146,600   BioMed Realty Trust                    4,373,078
      74,800   Boston Properties                      9,431,532
       6,700   Brookfield Properties                    311,818
      61,800   Corporate Office Properties Trust      3,292,704
      23,200   Douglas Emmett                           634,752
      56,100   SL Green Realty                        8,223,138
                                                  -------------
                                                     26,267,022
                                                  -------------
               RESIDENTIAL - 15.88%
     123,850   Archstone-Smith Trust                  7,828,558
      45,524   AvalonBay Communities                  6,753,941
      70,000   Equity Residential Properties
               Trust                                  3,939,600
      16,600   Essex Property Trust                   2,396,044
       9,800   United Dominion Realty Trust             321,342
                                                  -------------
                                                     21,239,485
                                                  -------------
               RETAIL - 23.55%
      69,300   Developers Diversified Realty          4,651,416
      50,100   Federal Realty Invstment Trust         4,680,342
      15,892   General Growth Properties                977,676
     103,300   Kimco Realty                           5,123,680
      93,700   Simon Property Group                  10,718,343
      92,000   Taubman Centers                        5,360,840
                                                  -------------
                                                     31,512,297
                                                  -------------
               STORAGE - 7.32%
      87,300   Extra Space Storage                    1,723,302
      74,200   Public Storage                         8,069,992
                                                  -------------
                                                      9,793,294
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $91,074,548)                  123,639,272
                                                  -------------

                                                      MARKET
    SHARES                                            VALUE
 ----------                                          --------

FOREIGN COMMON STOCKS - 3.82%

               CANADA - 3.82%
      73,500   Boardwalk Real Estate Investment
               Trust                              $   2,616,970
     116,500   H&R Real Eastate Investment Trust      2,489,781
                                                  -------------
                                                      5,106,751
                                                  -------------

               TOTAL FOREIGN COMMON STOCKS
                (Cost $3,830,887)                     5,106,751
                                                  -------------

INVESTMENT COMPANY - 1.74%
   2,326,371   BlackRock Liquitity Funds TempCash
               Portfolio                              2,326,371
                                                  -------------

               TOTAL INVESTMENT COMPANY
                (Cost $2,326,371)                     2,326,371
                                                  -------------

TOTAL INVESTMENTS - 97.97%
  (Cost $97,231,806)*                               131,072,394
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 2.03%              2,721,000
                                                  -------------
NET ASSETS - 100.00%                              $ 133,793,394
                                                  =============
 -----------------------------------

* At January 31, 2007, cost is identical for book and Federal income tax purposes.

              Gross unrealized appreciation       $  33,840,588
              Gross unrealized depreciation                   -
                                                  -------------
              Net unrealized appreciation         $  33,840,588
                                                  =============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
------------------
ASTON/VEREDUS SCITECH FUND                                      JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

COMMON STOCKS - 99.75%

               BIOTECHNOLOGY - 12.21%
       1,300   Amgen *                            $      91,481
         750   Digene *                                  38,587
       1,400   Genentech *                              122,318
       2,400   Gilead Sciences *                        154,368
         275   Illumina *                                11,234
                                                  --------------
                                                        417,988
                                                  --------------
               COMPUTER SOFTWARE - 17.18%
       3,200   Adobe Systems *                          124,384
       2,400   Akamai Technologies *                    134,832
       3,200   ANSYS *                                  159,648
       4,725   Aspen Technology *                        48,431
       1,800   Autodesk *                                78,696
       2,100   Interactive Intelligence *                42,021
                                                  --------------
                                                        588,012
                                                  --------------
               COMPUTERS - 2.51%
         800   Apple Computer *                          68,584
       1,400   Smart Modular Technologies WWH *          17,388
                                                  --------------
                                                         85,972
                                                  --------------
               CONSUMER DISCRETIONARY/CONSUMER ELECTRONICS - 0.47%
       2,050   Syntax-Brillian *                         16,216
                                                  --------------
               HEALTH CARE SERVICES - 1.91%
       3,150   Omnicell *                                65,268
                                                  --------------
               INFORMATION TECHNOLOGY SERVICES - 8.54%
       1,900   Accenture, Class A                        71,725
         200   Google, Class A *                        100,260
       2,850   Perficient *                              59,593
       2,050   RADVision *                               40,037
         575   SINA *                                    20,568
                                                  --------------
                                                        292,183
                                                  --------------
               MEDICAL PRODUCTS AND SUPPLIES - 9.06%
       2,675   Hologic *                                148,596
       1,025   Intuitive Surgical *                     100,870
       1,475   Inverness Medical Innovations *           60,800
                                                  --------------
                                                        310,266
                                                  --------------
               PHARMACEUTICALS - 14.76%
       3,500   Adams Respiratory Therapeutics *         156,975
       5,600   Schering-Plough                          140,000
       1,800   Shire, ADR                               114,264
       1,900   Wyeth                                     93,879
                                                  --------------
                                                        505,118
                                                  --------------
               SEMICONDUCTORS - 15.91%
      20,000   AXT *                                     95,800
       1,425   Hittite Microwave *                       49,561
       7,000   Integrated Device Technology *           105,910
         200   Intevac *                                  4,422
       1,600   MEMC Electronic Materials *               83,840
       6,550   RF Micro Devices *                        50,566
       1,975   Techwell *                                33,792
       2,925   Trident Microsystems *                    61,045

                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

               SEMICONDUCTORS (CONTINUED)
      12,650   Triquint Semiconductor *           $      59,455
                                                  --------------
                                                        544,391
                                                  --------------
               TELECOMMUNICATIONS EQUIPMENT - 17.20%
       2,550   Ciena *                                   71,629
       4,400   Cisco Systems *                          116,996
       1,900   Harris                                    96,558
       7,300   JDS Uniphase *                           129,794
         650   NICE Systems, SP ADR *                    20,579
       2,375   Oplink Communications *                   45,078
       2,000   Polycom *                                 67,240
       2,650   Tekelec *                                 40,810
                                                  --------------
                                                        588,684
                                                  --------------
               TOTAL COMMON STOCKS
                (Cost $3,170,665)                     3,414,098
                                                  --------------

INVESTMENT COMPANY - 0.78%

      26,542   BlackRock Liquidity Funds TempCash
               Portfolio                                 26,542
                                                  --------------
               TOTAL INVESTMENT COMPANY
                (Cost $26,542)                           26,542
                                                  --------------
TOTAL INVESTMENTS - 100.53%
  (Cost $3,197,207)**                                 3,440,640
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.53)%              (18,019)
                                                  --------------
NET ASSETS - 100.00%                              $   3,422,621
                                                  ==============
 -----------------------------------
*        Non-income producing security.
** At January 31, 2007, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $     300,753
         Gross unrealized depreciation                  (57,320)
                                                  --------------
         Net unrealized appreciation              $     243,433
                                                  ==============

ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-------------------
ASTON BALANCED FUND                                             JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
    SHARES                                            VALUE
  ----------                                        --------

COMMON STOCKS - 67.48%

               ADVERTISING - 1.49%
       6,830   Omnicom Group                      $     718,516
                                                  -------------
               BIOTECHNOLOGY - 4.40%
      16,260   Amgen *                                1,144,216
      15,230   Gilead Sciences *                        979,594
                                                  -------------
                                                      2,123,810
                                                  -------------
               CAPITAL GOODS - 5.07%
      12,810   Dover                                    635,376
      22,140   Illinois Tool Works                    1,128,919
      11,140   Rockwell Automation                      681,879
                                                  -------------
                                                      2,446,174
                                                  -------------
               CHEMICALS - 1.72%
      13,200   Praxair                                  832,392
                                                  -------------
               COMMERCIAL SERVICES - 2.56%
      16,360   Cintas                                   673,214
      12,820   Ecolab                                   562,798
                                                  -------------
                                                      1,236,012
                                                  -------------
               CONSUMER CYCLICALS - 3.24%
       8,730   Harley-Davidson                          595,997
      10,450   Johnson Controls                         966,207
                                                  -------------
                                                      1,562,204
                                                  -------------
               CONSUMER STAPLES - 1.36%
      10,130   Procter & Gamble                         657,133
                                                  -------------
               ELECTRICAL - 2.70%
      36,180   General Electric                       1,304,289
                                                  -------------
               FINANCE - 11.24%
      16,130   CIT Group                                951,025
      24,600   Fifth Third Bancorp                      981,540
       7,170   Merrill Lynch                            670,825
      20,800   SLM                                      955,968
       8,630   State Street                             613,162
      10,890   T. Rowe Price Group                      522,611
      12,920   Wachovia                                 729,980
                                                  -------------
                                                      5,425,111
                                                  -------------
               FOOD AND BEVERAGES - 1.80%
      25,100   Sysco                                    867,205
                                                  -------------
               HEALTH CARE SERVICES - 1.62%
      11,235   Express Scripts *                        781,057
                                                  -------------
               INSURANCE - 3.81%
      17,170   AFLAC                                    817,464
      14,970   American International Group           1,024,696
                                                  -------------
                                                      1,842,160
                                                  -------------
               MEDICAL PRODUCTS AND SUPPLIES - 3.19%
       7,400   Alcon                                    871,424
      12,490   Medtronic                                667,590
                                                  -------------
                                                      1,539,014
                                                  -------------

                                                      MARKET
    SHARES                                            VALUE
  ----------                                         --------
               OIL AND GAS EXTRACTION - 1.33%
       8,680   Exxon Mobil                        $     643,188
                                                  -------------
               PHARMACEUTICALS - 0.94%
      17,320   Pfizer                                   454,477
                                                  -------------
               RETAIL - 8.01%
      16,625   Kohl's *                               1,178,879
      23,590   Starbucks *                              824,235
      22,820   TJX                                      674,787
      26,290   Walgreen                               1,190,937
                                                  -------------
                                                     3,868,838
                                                  -------------
               TECHNOLOGY - 10.16%
      28,077   Dell *                                   680,867
      23,195   Electronic Arts *                      1,159,750
      19,740   Linear Technology                        610,953
      38,390   Microsoft                              1,184,716
      40,680   Texas Instruments                      1,268,809
                                                  -------------
                                                      4,905,095
                                                  -------------
               TELECOMMUNICATIONS EQUIPMENT - 1.68%
      21,490   QUALCOMM                                 809,313
                                                  -------------
               TRANSPORTATION - 1.16%
      37,100   Southwest Airlines                       560,210
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $27,448,672)                   32,576,198
                                                  -------------

  PAR VALUE
 ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.28%

               FEDERAL HOME LOAN BANK - 0.52%
$    250,000   5.500%, 07/22/08                         250,047
                                                  -------------
               FEDERAL HOME LOAN MORTGAGE - 9.37%
     468,639   5.500%, 11/01/20, Gold Pool #
                 G18083                                 466,491
      74,373   5.500%, 12/01/20, Gold Pool #
                 G11820                                  74,032
     788,171   5.500%, 11/15/24, Series 3098,
                 Class KB, CMO                          788,870
     273,374   5.500%, 08/15/25, Series 3106,
                 Class PA, CMO                          273,668
     802,306   5.500%, 09/15/25, Series 3099,
                 Class PA, CMO                          803,204
     324,000   5.000%, 05/15/28, Series 2684,
                 Class LD, CMO                          320,072
     165,000   5.000%, 05/15/28, Series 2940,
                 Class NB, CMO                          162,900
     300,000   6.250%, 07/15/32, MTN
     420,000   5.500%, 07/15/34, Series 3130,           339,336
                 Class QD, CMO                          412,593
     346,000   5.500%, 09/15/34, Series 3098,
                 Class KE, CMO                          339,708
     585,000   5.000%, 01/15/36, Series 3098,
                 Class PG, CMO                          543,531
                                                  -------------
                                                      4,524,405
                                                  -------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.23%
     250,000   5.500%, 12/29/08                         249,862
      48,379   7.500%, 02/01/35, Pool # 787557           50,128
      45,133   7.500%, 04/01/35, Pool # 819231           46,765
     244,964   6.000%, 11/01/35, Pool # 844078          245,990
                                                  -------------
                                                        592,745
                                                  -------------
SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-------------------
ASTON BALANCED FUND                                             JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                      MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------

               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.94%
$ 950,914      4.919%, 09/16/34, Series 2005-29,
                 Class AB, CMO                    $     935,666
                                                  -------------
               U.S. TREASURY BONDS - 1.72%
  350,000      6.250%, 08/15/23                         397,825
  250,000      6.000%, 02/15/26                         279,746
  150,000      5.250%, 11/15/28                         154,992
                                                  -------------
                                                        832,563
                                                  -------------
               U.S. TREASURY NOTE - 0.50%
  250,000      4.250%, 11/15/14                         240,889
                                                  -------------

               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $7,405,102)                     7,376,315
                                                  -------------

CORPORATE NOTES AND BONDS - 12.15%

               COMMUNICATIONS - 1.99%
  200,000      AT&T
                 6.000%, 03/15/09 (a)                   202,255
  200,000      British Sky Broadcasting
                 6.875%, 02/23/09                       205,239
  100,000      Embarq
                 6.738%, 06/01/13                       102,652
  230,000      News America
                 6.200%, 12/15/34                       223,850
  175,000      Nextel Communications,
                 Senior Notes, Series E
                 6.875%, 10/31/13                       177,622
   50,000      PanAmSat, Senior Secured Notes
                 6.375%, 01/15/08                        50,187
                                                  -------------
                                                        961,805
                                                  -------------
               CONSUMER CYCLICALS - 0.62%
   50,000      D.R. Horton
                 Senior Notes
                 6.875%, 05/01/13                        52,164
  250,000      Home Depot
                 Senior Unsecured Notes
                 5.875%, 12/16/36                       244,476
                                                  -------------
                                                        296,640
                                                  -------------
               ELECTRONICS - 0.11%
   50,000      L-3 Communications,
                 Senior Subordinated Notes
                 7.625%, 06/15/12                        51,812
                                                  -------------
               ENTERTAINMENT AND LEISURE - 0.21%
   50,000      Caesars Entertainment,
                 Senior Subordinated Notes
                 9.375%, 02/15/07                        50,063
   50,000      MGM MIRAGE
                 Senior Subordinated Notes
                 9.750%, 06/01/07                        50,812
                                                  -------------
                                                        100,875
                                                  -------------
               FINANCE - 4.82%
  250,000      Bear Stearns
                 5.765%, 11/21/16 MTN (c)               251,076

                                                      MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------
               FINANCE (CONTINUED)

$ 500,000      Citigroup, Subordinated Notes
                 5.920%, 08/25/36 (c)             $     502,792
  160,000      Fresenius Medical Capital Trust II
                 7.875%, 02/01/08                       163,200
  300,000      Goldman Sachs Capital I
                 6.345%, 02/15/34                       300,378
  250,000      International Lease Finance
                 5.625%, 06/01/07                       250,172
  315,000      NB Capital Trust II
                 7.830%, 12/15/26                       327,428
  280,000      Residential Capital
                 6.000%, 02/22/11                       278,751
  250,000      Washington Mutual Bank,
                 Subordinated Notes
                 5.795%, 05/20/13 (c)                   250,365
                                                  -------------
                                                      2,324,162
                                                  -------------
               FOOD AND BEVERAGES - 1.10%
   50,000      Constellation Brands, Series B
                 8.000%, 02/15/08                        51,271
   50,000      Delhaize America
                 8.125%, 04/15/11                        54,270
  200,000      Kraft Foods
                 6.250%, 06/01/12                       207,116
  215,000      Kroger
                 6.200%, 06/15/12                       219,316
                                                  -------------
                                                        531,973
                                                  -------------
               HEALTH CARE SERVICES - 0.10%
   50,000      Omnicare,
                 Senior Subordinated Notes
                 6.125%, 06/01/13                        48,000
                                                  -------------
               OIL AND GAS EXTRACTION - 1.32%
  150,000      Amerada Hess
                 7.875%, 10/01/29                       175,154
   50,000      Chesapeake Energy
                 6.500%, 08/15/17                        48,000
   50,000      Premcor Refining Group,
                 Senior Notes
                 6.750%, 02/01/11                        51,715
   50,000      Pride International,
                 Senior Notes
                 7.375%, 07/15/14                        51,000
   50,000      Western Oil Sands, Secured
                 8.375%, 05/01/12                        55,250
  250,000      Williams Partners
                 7.250%, 02/01/17 (b)                   258,125
                                                  -------------
                                                        639,244
                                                  -------------
               PHARMACEUTICALS - 0.10%
   50,000      Mylan Laboratories
                 6.375%, 08/15/15                        48,875
                                                  -------------
               RESTAURANTS - 0.40%
  190,000      Yum! Brands, Senior Notes
                 7.650%, 05/15/08                       195,035
                                                  -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-------------------
ASTON BALANCED FUND                                             JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------
               UTILITIES - 1.38%
$ 200,000      CenterPoint Energy, Senior Notes,
                 Series B
                 7.250%, 09/01/10                 $     210,255
  175,000      CILCORP, Senior Notes
                 8.700%, 10/15/09                       187,740
  215,000      NiSource Finance, Senior Notes
                 6.150%, 03/01/13                       218,820
   50,000      TXU, Senior Notes, Series P
                 5.550%, 11/15/14                        47,311
                                                  -------------
                                                        664,126
                                                  -------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $5,877,886)                     5,862,547
                                                  -------------

ASSET-BACKED SECURITIES - 2.10%
  348,197      Capital Auto Receivables Asset
                 Trust
                 Series 2006-2, Class A1
                 5.340%, 12/15/07                       348,364
  415,188      GE Equipment Midticket LLC
                 Series 2006-1, Class A1
                 5.301%, 12/15/07                       415,370
  250,000      Harley-Davidson Motorcycle Trust
                 Series 2007-1, Class A1
                 5.300%, 02/15/08                       250,000
                                                  -------------

               TOTAL ASSET-BACKED SECURITIES
                (Cost $1,013,385)                     1,013,734
                                                  -------------

FOREIGN GOVERNMENT BOND - 0.25%
  109,000      Republic of Philippines
                 7.500%, 09/25/24                       118,946
                                                  -------------

               TOTAL FOREIGN GOVERNMENT BOND
                (Cost $110,239)                         118,946
                                                  -------------

    SHARES
 ----------

INVESTMENT COMPANY - 4.06%
1,521,450      BlackRock Liquidity Funds TempCash
               Portfolio                              1,521,450
  439,994      BlackRock Liquidity Funds TempFund
               Portfolio                                439,994
                                                  -------------

               TOTAL INVESTMENT COMPANY
                (Cost $1,961,444)                     1,961,444
                                                  -------------

TOTAL INVESTMENTS - 101.32%
  (Cost $43,816,728)**                               48,909,184
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (1.32)%             (635,989)
                                                  -------------
NET ASSETS - 100.00%                              $  48,273,195
                                                  =============
 -----------------------------------
*        Non-income producing security.
** At January 31, 2007, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $   5,570,695
         Gross unrealized depreciation                 (478,239)
                                                  -------------
         Net unrealized appreciation              $   5,092,456
                                                  =============

(a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2007, this security amounted to $258,125 or 0.53% of net assets. This security has been determined by the Adviser to be a liquid security.
(c) Floating rate note. The interest rate shown reflects the rate in effect at January 31, 2007.

CMO      Collateralized Mortgage Obligation
MTN      Medium Term Note

PORTFOLIO COMPOSITION
 Common Stocks...................................................... 68%
 Investment Company.................................................  4%
 U.S. Government Obligations........................................  3%
 U.S. Government Agency Obligations................................. 13%
 Corporate Notes and Bonds (Moody's Ratings)
 Aa.................................................................  2%
 A..................................................................  3%
 Baa................................................................  4%
 Ba.................................................................  3%
                                                                    ---
                                                                    100%
                                                                    ===


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
---------------
ASTON/MONTAG & CALDWELL BALANCED FUND                           JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

COMMON STOCKS - 64.83%

               BIOTECHNOLOGY - 3.92%
       5,400   Amgen *                            $     379,998
       8,200   Genentech *                              716,434
                                                  --------------
                                                      1,096,432
                                                  --------------
               CAPITAL GOODS - 4.04%
       4,800   3M                                       356,640
       5,400   Caterpillar                              345,978
       9,500   Emerson Electric                         427,215
                                                  --------------
                                                      1,129,833
                                                  --------------
               COMMERCIAL SERVICES - 2.39%
      16,700   Paychex                                  668,167
                                                  --------------
               COMMUNICATIONS - 3.79%
       1,500   Google, Class A *                        751,950
       4,600   McGraw-Hill                              308,568
                                                  --------------
                                                      1,060,518
                                                  --------------
               CONSUMER STAPLES - 4.91%
       6,650   Colgate-Palmolive                        454,195
      14,165   Procter & Gamble                         918,883
                                                  --------------
                                                      1,373,078
                                                  --------------
               ELECTRICAL - 3.07%
      23,800   General Electric                         857,990
                                                  --------------
               FINANCE - 3.21%
      10,600   American Express                         617,132
       3,000   Merrill Lynch                            280,680
                                                  --------------
                                                        897,812
                                                  --------------
               FOOD AND BEVERAGES - 4.08%
       7,800   Coca-Cola                                373,464
      11,770   PepsiCo                                  767,875
                                                  --------------
                                                      1,141,339
                                                  --------------
               INSURANCE - 1.76%
       7,200   American International Group             492,840
                                                  --------------
               MEDICAL PRODUCTS AND SUPPLIES - 2.15%
       9,700   Stryker                                  600,818
                                                  --------------
               OIL AND GAS EXTRACTION - 7.61%
       9,200   Baker Hughes                             635,076
      23,300   Halliburton                              688,282
      12,700   Schlumberger                             806,323
                                                  --------------
                                                      2,129,681
                                                  --------------
               PHARMACEUTICALS - 2.38%
       9,400   Abbott Laboratories                      498,200
       2,900   Novartis AG ADR ADR                      167,301
                                                  --------------
                                                        665,501
                                                  --------------

                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

               RESTAURANTS - 0.90%
       5,700   McDonald's                         $     252,795
                                                  --------------
               RETAIL - 7.93%
       9,400   Costco Wholesale                         528,092
       2,600   Kohl's *                                 184,366
       2,600   NIKE, Class B                            256,906
      18,200   Starbucks *                              635,908
      13,500   Walgreen                                 611,550
                                                  --------------
                                                      2,216,822
                                                  --------------
               TECHNOLOGY - 9.69%
       6,800   Apple Computer *                         582,964
       2,600   eBay *                                    84,214
       5,300   Electronic Arts *                        265,000
      19,100   Hewlett-Packard                          826,648
      12,500   Intel                                    262,000
       5,400   Research In Motion *                     690,012
                                                  --------------
                                                      2,710,838
                                                  --------------
               TELECOMMUNICATIONS EQUIPMENT - 2.41%
      17,900   QUALCOMM                                 674,114
                                                  --------------
               TRANSPORTATION - 0.59%
       1,500   FedEx                                    165,600
                                                  --------------
               TOTAL COMMON STOCKS
                (Cost $15,098,266)                   18,134,178
                                                  --------------

  PAR VALUE
 ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.13%

               FEDERAL HOME LOAN MORTGAGE - 4.15%
     $ 2,278   7.500%, 03/15/07, CMO, Class J             2,274
     375,000   2.750%, 03/15/08, MTN                    364,974
     275,000   5.125%, 10/15/08                         274,936
     500,000   6.625%, 09/15/09                         518,798
                                                  --------------
                                                      1,160,982
                                                  --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.06%
     475,000   6.000%, 05/15/11                         491,834
     375,000   4.375%, 09/15/12                         362,525
                                                  --------------
                                                        854,359
                                                  --------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
         181   9.000%, 09/15/08, Pool # 27056               186
                                                  --------------
               U.S. TREASURY BONDS - 6.88%
     275,000   8.125%, 08/15/19                         355,825
     350,000   8.000%, 11/15/21                         458,500
     300,000   6.875%, 08/15/25                         366,539
     325,000   6.125%, 08/15/29                         374,410
     350,000   5.375%, 02/15/31                         369,414
                                                  --------------
                                                      1,924,688
                                                  --------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
---------------
ASTON/MONTAG & CALDWELL BALANCED FUND                           JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONITNUED
--------------------------------------------------------------------------------
                                                      MARKET
 PAR VALUE                                            VALUE
 ----------                                          --------

               U.S. TREASURY NOTES - 6.04%
   $ 350,000   3.250%, 08/15/08                   $     341,373
     350,000   3.125%, 04/15/09                         337,299
     375,000   4.250%, 08/15/13                         363,487
     350,000   4.000%, 02/15/15                         331,010
     325,000   4.500%, 02/15/16                         317,459
                                                  --------------
                                                      1,690,628
                                                  --------------

               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $5,685,874)                     5,630,843
                                                  --------------

CORPORATE NOTES AND BONDS - 11.61%

               COMMUNICATIONS - 1.43%
     375,000   BellSouth Capital Funding
                 7.750%, 02/15/10                       399,423
                                                  --------------
               FINANCE - 7.46%
     400,000   Citigroup
                 5.125%, 05/05/14                       393,510
     400,000   General Electric Capital, MTN,
                 Series A
                 5.875%, 02/15/12                       409,910
     450,000   Goldman Sachs Group
                 5.150%, 01/15/14                       439,656
     450,000   National Rural Utilities
                 Cooperative
                 Finance, Collateral Trust
                 6.200%, 02/01/08                       453,616
     400,000   Wells Fargo
                 4.200%, 01/15/10                       388,909
                                                  --------------
                                                      2,085,601
                                                  --------------
               PHARMACEUTICALS - 1.34%
     400,000   Abbott Laboratories
                 4.350%, 03/15/14                       375,337
                                                  --------------
               RETAIL - 1.38%
     400,000   Wal-Mart Stores
                 4.125%, 07/01/10                       386,584
                                                  --------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $3,321,967)                     3,246,945
                                                  --------------

ASSET-BACKED SECURITY - 0.63%

     176,187   PECO Energy Transition Trust
                 Series 1999-A, Class A-6
                 6.050%, 03/01/09                       176,376
                                                  --------------

               TOTAL ASSET-BACKED SECURITY
                (Cost $174,222)                         176,376
                                                  --------------

                                                      MARKET
   SHARES                                             VALUE
 ----------                                          --------

INVESTMENT COMPANY - 0.85%

     237,086   BlackRock Liquidity Funds TempCash
               Portfolio                          $     237,086
                                                  --------------

               TOTAL INVESTMENT COMPANY
                (Cost $237,086)                         237,086
                                                  --------------

TOTAL INVESTMENTS - 98.05%
  (Cost $24,517,415)**                               27,425,428
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 1.95%                544,063
                                                  --------------
NET ASSETS - 100.00%                              $  27,969,491
                                                  ==============
 -----------------------------------
*         Non-income producing security.
** At January 31, 2007, cost is identical for book and Federal income tax purposes

         Gross unrealized appreciation            $   3,162,497
         Gross unrealized depreciation                 (254,484)
                                                  --------------
         Net unrealized appreciation              $   2,908,013
                                                  ==============

ADR       American Depositary Receipt
CMO       Collateralized Mortgage Obligation
MTN       Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks........................................        65%
Investment Company...................................         1%
U.S. Government Obligations..........................        13%
U.S. Government Agency Obligations...................         7%
Corporate Notes and Bonds (Moody's Ratings)
Aaa..................................................         1%
Aa1..................................................         3%
Aa2..................................................         1%
Aa3..................................................         2%
A1...................................................         3%
A2...................................................         1%
NR...................................................         3%
                                                     ------------
                                                            100%
                                                     ============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
---------------------
ASTON/TCH FIXED INCOME FUND                                     JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 51.50%

               FEDERAL HOME LOAN BANK - 4.56%
$ 2,050,000    4.500%, 05/04/07 (a)               $   2,049,420
  1,250,000    4.430%, 04/07/08                       1,238,851
  1,500,000    5.500%, 07/22/08                       1,500,281
                                                  --------------
                                                      4,788,552
                                                  --------------
               FEDERAL HOME LOAN MORTGAGE - 20.92%
  2,634,360    5.500%, 11/01/20, Gold Pool #
                 G18083                               2,622,284
    418,203    5.500%, 12/01/20, Gold Pool #
                 G11820                                 416,286
  4,475,719    5.500%, 11/15/24, Series 3098,
                 Class KB, CMO                        4,479,683
  1,553,871    5.500%, 08/15/25, Series 3106,
                 Class PA, CMO                        1,555,541
  1,839,000    5.000%, 05/15/28, Series 2684,
                 Class LD, CMO                        1,816,706
    940,000    5.000%, 05/15/28, Series 2940,
                 Class NB, CMO                          928,035
  2,000,000    6.250%, 07/15/32, MTN                  2,262,242
  2,390,000    5.500%, 07/15/34, Series 3130,
                 Class QD, CMO                        2,347,853
  1,967,000    5.500%, 09/15/34, Series 3098,
                 Class KE, CMO                        1,931,233
    492,136    6.000%, 10/01/35, Gold Pool #
                 A47772                                 494,328
  3,330,000    5.000%, 01/15/36, Series 3098,
                 Class PG, CMO                        3,093,946
                                                  --------------
                                                     21,948,137
                                                  --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.34%
  1,000,000    5.500%, 12/29/08                         999,447
  2,000,000    4.125%, 04/15/14                       1,885,008
    960,619    6.000%, 11/01/17, Pool # 662854          972,979
    662,058    6.000%, 04/01/18, Pool # 725175          670,541
    836,408    5.500%, 11/01/18, Pool # 748886          834,645
    435,177    4.500%, 06/01/19, Pool # 747860          418,190
  2,263,050    6.000%, 01/01/21, Pool # 850787        2,289,570
  4,397,998    5.500%, 07/25/31, Series 2005-27,
                 Class TH, CMO                        4,394,392
  1,274,953    6.000%, 09/01/32, Pool # 847899        1,284,751
    344,320    6.000%, 02/01/34, Pool # 771952          346,541
    308,585    7.500%, 02/01/35, Pool # 787557          319,744
    287,796    7.500%, 04/01/35, Pool # 819231          298,203
  1,376,878    6.000%, 11/01/35, Pool # 844078        1,382,644
                                                  --------------
                                                     16,096,655
                                                  --------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.68%
  2,852,741    4.919%, 09/16/34, Series 2005-29,
                 Class AB, CMO                        2,807,000
                                                  --------------
               U.S. TREASURY BONDS - 5.75%
  2,500,000    6.250%, 08/15/23                       2,841,602
  1,000,000    6.000%, 02/15/26                       1,118,985
  2,000,000    5.250%, 11/15/28                       2,066,564
                                                  --------------
                                                      6,027,151
                                                  --------------
               U.S. TREASURY NOTE - 2.25%
  2,500,000    4.000%, 02/15/15                       2,364,358
                                                  --------------

               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $54,262,475)                   54,031,853
                                                  --------------

                                                      MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------

CORPORATE NOTES AND BONDS - 33.44%

               BASIC MATERIALS - 0.50%
$   525,000    Cascades, Senior Notes
                 7.250%, 02/15/13                 $     528,937
                                                  --------------
               COMMUNICATIONS - 4.34%
    765,000    British Sky Broadcasting
                 6.875%, 02/23/09                       785,040
    650,000    Embarq
                 6.738%, 06/01/13                       667,235
  1,325,000    News America
                 6.200%, 12/15/34                     1,289,568
    800,000    Nextel Communications,
                 Senior Notes, Series E
                 6.875%, 10/31/13                       811,986
  1,000,000    PanAmSat, Senior Secured Notes
                 6.375%, 01/15/08                     1,003,750
                                                  --------------
                                                      4,557,579
                                                  --------------
               CONSUMER CYCLICALS - 1.68%
    750,000    D.R. Horton
                 Senior Notes
                 6.875%, 05/01/13                       782,457
  1,000,000    Home Depot
                 Senior Unsecured Notes
                 5.875%, 12/16/36                       977,903
                                                  --------------
                                                      1,760,360
                                                  --------------
               ELECTRONICS - 0.69%
    700,000    L-3 Communications,
                 Senior Subordinated Notes
                 7.625%, 06/15/12                       725,375
                                                  --------------
               ENTERTAINMENT AND LEISURE - 1.64%
  1,125,000    Caesars Entertainment,
                 Senior Subordinated Notes
                 9.375%, 02/15/07                     1,126,406
    590,000    MGM MIRAGE
                 Senior Subordinated Notes
                 9.750%, 06/01/07                       599,588
                                                  --------------
                                                      1,725,994
                                                  --------------
               FINANCE - 11.76%
  1,500,000    Bear Stearns
                 5.765%, 11/21/16 (a)                 1,506,455
  2,000,000    Citigroup, Subordinated Notes
                 5.920%, 08/25/36 (a)                 2,011,168
    775,000    Fresenius Medical Capital Trust II
                 7.875%, 02/01/08                       790,500
  1,650,000    Goldman Sachs Capital I
                 6.345%, 02/15/34                     1,652,079
    625,000    HSBC Finance
                 5.500%, 01/19/16                       624,153
    850,000    Key Bank NA, Subordinated Notes
                 4.950%, 09/15/15                       811,362
  1,725,000    NB Capital Trust II
                 7.830%, 12/15/26                     1,793,058
  1,650,000    Residential Capital
                 6.000%, 02/22/11                     1,642,641

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
---------------------
ASTON/TCH FIXED INCOME FUND                                     JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------

               FINANCE (CONTINUED)
$ 1,500,000    Washington Mutual Bank,
                 Subordinated Notes
                 5.795%, 05/20/13 (a)             $   1,502,193
                                                  --------------
                                                     12,333,609
                                                  --------------
               FOOD AND BEVERAGES - 1.55%
    840,000    Constellation Brands, Series B
                 8.000%, 02/15/08                       861,359
    705,000    Delhaize America
                 8.125%, 04/15/11                       765,208
                                                  --------------
                                                      1,626,567
                                                  --------------
               HEALTH CARE SERVICES - 0.47%
    515,000    Omnicare,
                 Senior Subordinated Notes
                 6.125%, 06/01/13                       494,400
                                                  --------------
               OIL AND GAS EXTRACTION - 4.73%
  1,500,000    Amerada Hess
                 7.875%, 10/01/29                     1,751,541
    515,000    Chesapeake Energy
                 6.500%, 08/15/17                       494,400
    165,000    Premcor Refining Group,
                 Senior Notes
                 6.750%, 02/01/11                       170,658
    400,000    Pride International,
                 Senior Notes
                 7.375%, 07/15/14                       408,000
  1,005,000    Western Oil Sands, Secured
                 8.375%, 05/01/12                     1,110,525
  1,000,000    Williams Partners
                 7.250%, 02/01/17 (b)                 1,032,500
                                                  --------------
                                                      4,967,624
                                                  --------------
               PHARMACEUTICALS - 0.61%
    650,000    Mylan Laboratories
                 6.375%, 08/15/15                       635,375
                                                  --------------
               PRINTING AND PUBLISHING - 0.48%
    500,000    Donnelley (R.R.) & Sons, Senior
                 Unsecured Notes
                 6.125%, 01/15/17                       499,594
                                                  --------------
               RETAIL - 0.47%
    500,000    Lowe's Companies
                 5.400%, 10/15/16                       490,278
                                                  --------------
               UTILITIES - 4.52%
  1,045,000    CenterPoint Energy, Senior Notes,
                 Series B
                 7.250%, 09/01/10                     1,098,583
  1,500,000    CILCORP, Senior Notes
                 8.700%, 10/15/09                     1,609,199
    525,000    Consolidated Edison of New York,
                 Debentures
                 5.850%, 03/15/36                       517,738
    199,000    Nevada Power, Second Mortgage
                 9.000%, 08/15/13                       215,868
  1,000,000    NiSource Finance, Senior Notes
                 6.150%, 03/01/13                     1,017,768

                                                      MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------

               UTILITIES (CONTINUED)
$   300,000    TXU, Senior Notes, Series P
                 5.550%, 11/15/14                 $     283,863
                                                  --------------
                                                      4,743,019
                                                  --------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $35,100,298)                   35,088,711
                                                  --------------

COMMERCIAL MORTGAGE-BACKED SECURITY - 3.13%
  3,125,000    GMAC Commercial Mortgage Securities
                 Series 2000-C3, Class A2
                 6.957%, 09/15/35                     3,279,479
                                                  --------------

               TOTAL COMMERCIAL MORTGAGE-BACKED
                SECURITY
                (Cost $3,691,284)                     3,279,479
                                                  --------------

ASSET-BACKED SECURITIES - 4.82%
  1,392,788    Capital Auto Receivables Asset
                 Trust
                 Series 2006-2, Class A1
                 5.340%, 12/15/07                     1,393,455
  1,660,753    GE Equipment Midticket LLC
                 Series 2006-1, Class A1
                 5.301%, 12/15/07                     1,661,481
  1,000,000    Harley-Davidson Motorcycle Trust
                 Series 2007-1, Class A1
                 5.300%, 02/15/08                     1,000,000
  1,000,000    Household Automotive Trust
                 Series 2007-1, Class A1
                 5.326%, 02/17/08                     1,000,000
                                                  --------------
               TOTAL ASSET-BACKED SECURITIES
                (Cost $5,053,541)                     5,054,936
                                                  --------------

FOREIGN GOVERNMENT BOND - 0.85%
    820,000    Republic of Philippines
                 7.500%, 09/25/24                       894,825
                                                  --------------

               TOTAL FOREIGN GOVERNMENT BOND
                (Cost $829,246)                         894,825
                                                  --------------

   SHARES
 ----------

INVESTMENT COMPANY - 6.14%

  6,443,692    BlackRock Liquidity Funds TempCash
               Portfolio                              6,443,692
                                                  --------------
               TOTAL INVESTMENT COMPANY
                (Cost $6,443,692)                     6,443,692
                                                  --------------

TOTAL INVESTMENTS - 99.88%
  (Cost $105,380,536)*                              104,793,496
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.12%                124,885
                                                  --------------
NET ASSETS - 100.00%                              $ 104,918,381
                                                  ==============
 -----------------------------------
*       Aggregate cost for Federal income tax purposes is $105,380,536.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
---------------------
ASTON/TCH FIXED INCOME FUND                                     JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
         Gross unrealized appreciation            $     600,164
         Gross unrealized depreciation               (1,187,204)
                                                  --------------
         Net unrealized depreciation              $    (587,040)
                                                  ==============
(a) Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2007.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2007, this security amounted to $1,032,500 or 0.98% of net assets. This security has been determined by the Adviser to be a liquid security.

CMO       Collateralized Mortgage Obligation
MTN       Medium Term Note

          PORTFOLIO COMPOSITION
          Investment Company.....................     6%
          U.S. Government Obligations............     8%
          U.S. Government Agency Obligations.....    44%
          Corporate Notes and Bonds (Moody's Ratings)
          Aaa....................................     3%
          Aa.....................................     5%
          A......................................    11%
          Baa....................................     7%
          Ba.....................................    14%
          B......................................     2%
                                                 --------
                                                    100%
                                                 ========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-----------------
ASTON/TCH INVESTMENT GRADE BOND FUND                            JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 47.11%

               FEDERAL HOME LOAN BANK - 4.41%
$ 350,000      4.500%, 05/04/07 (a)               $     349,901
  500,000      5.500%, 07/22/08                         500,093
  100,000      6.500%, 08/14/09                         103,397
                                                  -------------
                                                        953,391
                                                  -------------
               FEDERAL HOME LOAN MORTGAGE - 9.94%
   74,668      5.500%, 08/01/17, Gold Pool #
                 E90954                                  74,465
  582,011      5.000%, 09/01/18, Gold Pool #
                 E99582                                 570,416
  133,620      6.500%, 08/01/32, Gold Pool #
                 C01385                                 136,694
  591,951      5.000%, 11/01/33, Gold Pool #
                 A15349                                 570,170
  568,704      5.500%, 11/01/33, Gold Pool #
                 A15901                                 561,289
  236,146      6.000%, 02/01/35, Gold Pool #
                 A34083                                 237,516
                                                  -------------
                                                      2,150,550
                                                  -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 28.05%
  250,000      5.500%, 12/29/08                         249,862
  300,000      5.500%, 03/15/11                         304,546
  350,000      5.000%, 03/15/16                         347,206
   97,053      6.000%, 10/01/16, Pool # 611322           98,296
   84,838      5.500%, 01/01/17, Pool # 623107           84,725
  212,603      5.500%, 04/01/17, Pool # 254259          212,212
  161,733      6.000%, 06/01/17, Pool # 254342          163,814
  414,758      5.500%, 11/01/17, Pool # 659589          413,993
  570,246      5.000%, 05/01/19, Pool # 255274          558,500
  370,911      5.000%, 09/01/19, Pool # 788070          363,719
   95,174      6.500%, 03/01/32, Pool # 254239           97,359
   67,737      7.000%, 04/01/32, Pool # 545556           69,767
  116,947      6.500%, 10/01/32, Pool # 254479          119,633
  283,036      4.651%, 02/01/33, Pool # 682778,
                 ARM (b)                                280,638
  458,174      3.740%, 05/01/33, Pool # 703979,
                 ARM (b)                                458,382
  644,380      5.000%, 10/01/33, Pool # 749179          620,064
   76,184      6.000%, 02/01/34, Pool # 725162           76,675
  295,457      3.001%, 07/01/34, Pool # 786027,
                 ARM (b)                                295,270
  209,409      6.000%, 09/01/34, Pool # 794267          210,564
  306,173      6.000%, 11/01/34, Pool # 735060          307,863
  250,810      4.734%, 01/01/35, Pool # 819685,
                 ARM (b)                                248,345
  508,157      5.000%, 05/01/35, Pool # 826641          488,040
                                                  -------------
                                                      6,069,473
                                                  -------------

               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.95%
   70,039      6.500%, 05/15/32, Pool # 584389           71,915
  356,593      4.919%, 09/16/34, Series 2005-29,
                  Class AB, CMO                         350,875
                                                  -------------
                                                        422,790
                                                  -------------
               U.S. TREASURY NOTES - 2.76%
  200,000      4.000%, 04/15/10                         195,164
  220,000      4.250%, 11/15/14                         211,982
  200,000      4.125%, 05/15/15                         190,602
                                                  -------------
                                                        597,748
                                                  -------------

               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $10,343,058)                   10,193,952
                                                  -------------

                                                      MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------

CORPORATE NOTES AND BONDS - 36.53%

               COMMUNICATIONS - 3.74%
$ 385,000      British Sky Broadcasting
                 6.875%, 02/23/09                 $     395,086
  125,000      News America
                 5.300%, 12/15/14                       122,995
  300,000      Sprint Nextel, Unsecured Notes
                 6.000%, 12/01/16                       292,189
                                                  -------------
                                                        810,270
                                                  -------------
               FINANCE - 17.80%
  250,000      Bear Stearns
                 5.765%, 11/21/16 (a)                   251,076
  500,000      Citigroup, Subordinated Notes
                 5.920%, 08/25/36 (a)                   502,792
               Credit Suisse (USA), Senior
                Unsecured Notes
  170,000        5.250%, 03/02/11                       169,865
  175,000        5.375%, 03/02/16                       174,051
  400,000      EOP Operating
                 5.875%, 01/15/13                       413,116
  375,000      International Lease Finance,
                   Unsubordinated Notes
                 5.875%, 05/01/13                       381,376
  360,000      Marshall & Ilsley Bank,
                 Subordinated Notes
                 5.250%, 09/04/12                       356,900
  400,000      Merrill Lynch, MTN
                 5.461%, 06/16/08 (a)                   400,857
  360,000      SLM, Series A
                 4.500%, 07/26/10                       350,578
  350,000      Textron Financial
                 5.875%, 06/01/07                       350,571
  500,000      Washington Mutual Bank,
                 Subordinated Notes
                 5.795%, 05/20/13 (a)                   500,731
                                                  -------------
                                                      3,851,913
                                                  -------------
               FOOD AND BEVERAGES - 3.96%
  193,000      General Mills
                 6.000%, 02/15/12                       196,810
  350,000      Kraft Foods
                 6.250%, 06/01/12                       362,453
  300,000      Kroger
                 5.500%, 02/01/13                       296,465
                                                  -------------
                                                        855,728
                                                  -------------
               INSURANCE - 3.56%
  200,000      Chubb
                 6.000%, 11/15/11                       204,490
  325,000      MetLife, Senior Unsecured Notes
                 5.000%, 06/15/15                       313,519
  250,000      State Auto Financial, Senior Notes
                 6.250%, 11/15/13                       252,009
                                                  -------------
                                                        770,018
                                                  -------------
               OIL AND GAS EXTRACTION - 2.94%
  350,000      Consolidated Natural Gas
                 Senior Notes, Series C
                 6.250%, 11/01/11                       360,446


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
---------------------
ASTON/TCH INVESTMENT GRADE BOND FUND                            JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                      MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------
               OIL AND GAS EXTRACTION (CONTINUED)
$ 275,000      Marathon Oil
                 5.375%, 06/01/07                 $     274,920
                                                  -------------
                                                        635,366
                                                  -------------
               PHARMACEUTICALS - 0.95%
  205,000      Wyeth, Unsubordinated Notes
                 5.500%, 03/15/13                       205,964
                                                  -------------
               PRINTING AND PUBLISHING - 1.15%
  250,000      Donnelley (R.R.) & Sons,
               Senior Unsecured Notes
                 6.125%, 01/15/17                       249,797
                                                  -------------
               UTILITIES - 2.43%
  535,000      MidAmerican Energy, MTN
                 5.125%, 01/15/13                       524,952
                                                  -------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $8,023,819)                     7,904,008
                                                  -------------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 7.57%
  330,890      Bear Stearns Asset Backed
                 Securities,
                 Series 2003-AC5, Class A2, CMO
                 5.000%, 10/25/33                       322,104
  378,992      Chase Mortgage Finance,
                 Series 2003-S2, Class A1, CMO
                 5.000%, 03/25/18 (c)                   372,269
   50,430      Master Asset Securitization Trust,
                 Series 2002-8, Class 1A2, CMO
                 5.250%, 12/25/17 (c)                    49,664
  184,799      Washington Mutual,
                 Series 2002-S8, Class 2A7, CMO
                 5.250%, 01/25/18 (c)                   181,565
               Wells Fargo Mortgage Backed
                Securities Trust,
  284,082        Series 2003K, Class 1A2,
                 CMO, ARM
                 4.488%, 11/25/33 (b) (c)               271,872
  459,186        Series 2003L, Class 1A2,
                 CMO, ARM
                 4.569%, 11/25/33 (b)                   440,966
                                                  -------------

               TOTAL NON-AGENCY MORTGAGE-BACKED
                SECURITIES
                (Cost $1,690,623)                     1,638,440
                                                  -------------

ASSET-BACKED SECURITIES - 5.89%
  348,197      Capital Auto Receivables Asset
                 Trust
                 Series 2006-2, Class A1
                 5.340%, 12/15/07 (c)                   348,364
  260,973      Drive Auto Receivables Trust
                 Series 2005-2, Class A2
                 4.120%, 01/15/10 (d)                   259,746
  415,188      GE Equipment Midticket LLC
                 Series 2006-1, Class A1
                 5.301%, 12/15/07                       415,370
  250,000      Harley-Davidson Motorcycle Trust
                 Series 2007-1, Class A1
                 5.300%, 02/15/08                       250,000
                                                  -------------

               TOTAL ASSET-BACKED SECURITIES
                (Cost $1,272,302)                     1,273,480
                                                  -------------

                                                      MARKET
    PAR VALUE                                         VALUE
  ----------                                         --------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.57%
$ 112,951      General Electric Capital
                 Commercial Mortgage,
                 Series 2001-1, Class A1
                 6.079%, 05/15/33                 $     113,880
  445,000      LB Commercial Mortgage Trust,
                 Series 2004-C4, Class A3
                 4.983%, 06/15/29 (b)                   442,689
                                                  -------------

               TOTAL COMMERCIAL MORTGAGE-BACKED
                SECURITIES
                (Cost $591,268)                         556,569
                                                  -------------

    SHARES
  ----------

INVESTMENT COMPANY - 4.25%
  919,373      BlackRock Liquidity Funds TempCash
               Portfolio                                919,373
                                                  -------------

               TOTAL INVESTMENT COMPANY
                (Cost $919,373)                         919,373
                                                  -------------

TOTAL INVESTMENTS - 103.92%
  (Cost $22,840,443)*                                22,485,822
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (3.92)%             (848,406)
                                                  -------------
NET ASSETS - 100.00%                              $  21,637,416
                                                  =============
 -----------------------------------

* At January 31, 2007, cost is identical for book and Federal income tax purposes.

        Gross unrealized appreciation            $      39,078
        Gross unrealized depreciation                 (393,699)
                                                 --------------
         Net unrealized depreciation             $    (354,621)
                                                 ==============

(a) Floating rate note. The interest rate shown reflects the rate in effect at January 31, 2007.
(b) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at January 31, 2007.
(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security
(d) is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2007, this security amounted to $259,746 or 1.20% of net assets. This security has been determined by the Adviser to be a liquid security.

ARM      Adjustable Rate Mortgage
CMO      Collateralized Mortgage Obligation
MTN      Medium Term Note


 PORTFOLIO COMPOSITION
 Investment Company............................................   4%
 U.S. Government Obligations...................................   2%
 U.S. Government Agency Obligations ...........................  43%
 Corporate Notes and Bonds (Moody's  Ratings)
 Aaa...........................................................  11%
 Aa............................................................   6%
 A.............................................................  21%
 Baa...........................................................  13%
                                                                ---
                                                                100%
                                                                ===
SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
------------------
ASTON/ABN AMRO HIGH YIELD BOND FUND                             JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
  PAR VALUE                                           VALUE
  ----------                                        --------

CORPORATE NOTES AND BONDS - 95.58%

               BASIC INDUSTRIES - 11.75%
$ 200,000      Basell AF SCA, Senior Notes
                 8.375%, 08/15/15 (a)             $     207,500
  200,000      Cascades, Senior Notes
                 7.250%, 02/15/13                       201,500
  125,000      Century Aluminum
                 7.500%, 08/15/14                       127,500
  100,000      Domtar
                 7.875%, 10/15/11                       104,750
  375,000      Equistar Chemical Funding
                 10.125%, 09/01/08                      399,375
   75,000      FMG Finance Pty, Secured
                 10.625%, 09/01/16 (a)                   83,063
  175,000      Ineos Group Holdings
                 8.500%, 02/15/16 (a)                   168,437
  150,000      KI Holdings, Senior Discount Notes
                  11/15/14 (b)                          122,625
  188,000      Koppers
                 9.875%, 10/15/13                       204,920
  150,000      Lyondell Chemical
                 8.250%, 09/15/16                       159,750
  150,000      Methanex, Senior Notes
                 8.750%, 08/15/12                       164,250
  250,000      Neenah Paper, Senior Notes
                 7.375%, 11/15/14                       241,875
  125,000      Newmarket, Senior Notes
                 7.125%, 12/15/16 (a)                   124,687
  150,000      P.H. Glatfelter
                 7.125%, 05/01/16                       151,875
  100,000      Tembec Industries
                 8.500%, 02/01/11                        74,250
                                                  -------------
                                                      2,536,357
                                                  --------------
               CAPITAL GOODS - 12.19%
  150,000      Aleris International, Senior
                 Subordinated Notes
                 10.000%, 12/15/16 (a)                  156,000
  225,000      Baldor Electric
                 8.625%, 02/15/17                       233,437
  150,000      Builders Firstsource
                 9.624%, 02/15/12 (c)                   152,250
  300,000      Building Materials, Senior Notes,
                 Series B
                 8.000%, 10/15/07                       305,490
  125,000      Case New Holland
                 7.125%, 03/01/14                       128,750
  125,000      DRS Technologies, Senior
                 Subordinated Notes
                 6.875%, 11/01/13                       124,375
  125,000      Goodman Global Holding, Senior
                 Subordinated Notes
                 7.875%, 12/15/12                       126,250
   50,000       Greif, Senior Notes
                 6.750%, 02/01/17 (a)                    50,250
  175,000      Greif, Senior Subordinated Notes
                 8.875%, 08/01/12                       185,500
  200,000      L-3 Communications,
                 Senior Subordinated Notes
                 7.625%, 06/15/12                       207,250
  250,000      Owens-Brockway Glass Container, Secured
                 8.750%, 11/15/12                       265,625
               Smurfit-Stone Container, Senior Notes
  168,000        9.750%, 02/01/11                       174,300

                                                      MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------

               CAPITAL GOODS (CONTINUED)
$  50,000        8.375%, 07/01/12                 $      50,500
  175,000      Trinity Industries, Senior Notes
                 6.500%, 03/15/14                       172,813
  300,000      Westinghouse Air Brake, Senior
                 Notes
                 6.875%, 07/31/13                       298,500
                                                  -------------
                                                      2,631,290
                                                  -------------
               CONSUMER CYCLICALS - 7.39%
  100,000      ArvinMeritor
                 8.750%, 03/01/12                       102,500
   75,000      ArvinMeritor, Senior Unsecured
                 Notes
                 8.125%, 09/15/15                        74,063
  125,000      AutoNation
                 7.000%, 04/15/14                       126,250
  175,000      Church & Dwight, Senior
                 Subordinated Notes
                 6.000%, 12/15/12                       171,062
  125,000      Couche-Tard US Finance, Senior
                 Subordinated Notes
                 7.500%, 12/15/13                       127,812
               Ford Motor Credit
  100,000       6.625%, 06/16/08                         99,977
  200,000       9.810%, 04/15/12 (c)                    217,096
  100,000      General Motors
                 7.200%, 01/15/11                        97,750
  200,000      General Motors Acceptance
                 6.750%, 12/01/14                       203,228
   75,000      Goodyear Tire & Rubber, Senior
                 Notes
                 8.625%, 12/01/11 (a)                    79,313
  100,000      Scotts Miracle-Gro, Senior
                 Subordinated Notes
                 6.625%, 11/15/13                       105,312
  175,000      TRW Automotive, Senior
                 Subordinated Notes
                 11.000%, 02/15/13                      192,500
                                                  -------------
                                                      1,596,863
                                                  -------------
               CONSUMER NON-CYCLICALS - 2.62%
               Constellation Brands
  225,000        7.250%, 09/01/16                       231,188
  150,000      Series B
                 8.125%, 01/15/12                       156,750
  175,000      Dean Foods
                 7.000%, 06/01/16                       177,625
                                                  -------------
                                                        565,563
                                                  -------------
               ENERGY - 13.63%
  225,000      ANR Pipeline, Debentures
                 9.625%, 11/01/21                       300,497
  125,000      Basic Energy Services
                 7.125%, 04/15/16                       121,875
  175,000      Bluewater Finance
                 10.250%, 02/15/12                      184,188
  250,000      Chesapeake Energy
                 6.250%, 01/15/18                       236,562
  125,000      El Paso Performance-Link
                 7.750%, 07/15/11 (a)                   130,625
               Massey Energy
  100,000        6.875%, 12/15/13                        93,000
  125,000      Senior Notes
                 6.625%, 11/15/10                       125,000
  150,000      Ocean Rig Norway, Senior Notes
                 8.375%, 07/01/13 (a)                   159,750

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
------------------
ASTON/ABN AMRO HIGH YIELD BOND FUND                             JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                     MARKET
  PAR VALUE                                           VALUE
  ----------                                        --------


               ENERGY (CONTINUED)

$ 225,000      Opti Canada
                 8.250%, 12/15/14 (a)             $     236,250
  250,000      Sabine Pass, Secured Notes
                 7.500%, 11/30/16 (a)                   246,250
  100,000      SESI
                 6.875%, 06/01/14                        98,500
  150,000      Southern Natural Gas
                 8.875%, 03/15/10                       157,896
  100,000      Southern Star Central
                 6.750%, 03/01/16                        99,750
  250,000      Stone Energy, Senior Notes
                 8.110%, 07/15/10 (a)(c)                250,937
  200,000      Western Oil Sands, Secured
                 8.375%, 05/01/12                       221,000
  100,000      Whiting Petroleum
                 7.000%, 02/01/14                       99,000
   75,000      Williams Companies, Debentures,
                 Series A
                 7.500%, 01/15/31                        78,375
  100,000      Williams Partners
                 7.250%, 02/01/17 (a)(d)                103,250
                                                  -------------
                                                      2,942,705
                                                  -------------
               MEDIA - 11.44%
   50,000      Cablevision Systems, Senior Notes,
                 Series B
                 9.870%, 04/01/09 (c)                    53,250
  100,000      CCH I, Secured
                 11.000%, 10/01/15                      103,750
  200,000      Charter Communications Holdings II
                 Senior Notes
                 10.250%, 09/15/10                      208,750
   75,000      Clarke American, Senior Notes
                 11.750%, 12/15/13                       86,625
               CSC Holdings, Senior Notes
  125,000        7.250%, 07/15/08                       127,344
  150,000      Series B
                 8.125%, 07/15/09                       156,187
  130,000      Dex Media East/Dex Media East
                 Finance
                 12.125%, 11/15/12                      143,325
   75,000      Idearc, Senior Notes
                 8.000%, 11/15/16 (a)                    76,594
  125,000      Lamar Media
                 6.625%, 08/15/15                       123,750
  175,000      LIN Television, Senior
                 Subordinated Notes
                 6.500%, 05/15/13                       169,750
               NTL Cable, Senior Notes
  200,000        8.750%, 04/15/14                       208,500
   75,000        9.125%, 08/15/16                        79,687
  125,000      Radio One, Series B
                 8.875%, 07/01/11                       130,312
               RH Donnelley
   25,000        10.875%, 12/15/12                       27,313
   75,000      Senior Discount Notes,
               Series A-1
                 6.875%, 01/15/13                        72,188
   75,000      Senior Discount Notes,
                  Series A-2
                 6.875%, 01/15/13                        72,188
  100,000      RH Donnelly Finance
                 10.875%, 12/15/12 (a)                  109,250
               Shaw Communications
                 Senior Notes
   75,000        8.250%, 04/11/10                        80,062
  175,000        7.200%, 12/15/11                       182,875

                                                     MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------
               MEDIA (CONTINUED)
$ 250,000      Sinclair Broadcast Group, Senior
                 Subordinated Notes
                 8.000%, 03/15/12                 $     258,125
                                                  -------------
                                                      2,469,825
                                                  -------------
               REAL ESTATE - 1.64%
               American Real Estate Partners
  150,000        Senior Notes
                 8.125%, 06/01/12 (d)                   154,875
   75,000        Senior Unsecured Notes
                 7.125%, 02/15/13 (d)                    74,625
  125,000      American Real Estate,  Senior Notes
                 7.125%, 02/15/13 (a)                   124,375
                                                  -------------
                                                        353,875
                                                  -------------
               SERVICES CYCLICALS - 14.18%
  150,000      Aramark, Senior Notes
                 8.500%, 02/01/15 (a)                   154,312
  100,000      Ashtead Holdings, Secured
                 8.625%, 08/01/15 (a)                   104,500
   50,000      Caesars Entertainment
                 Senior Subordinated Notes
                 8.875%, 09/15/08                        52,437
  300,000      CHC Helicopter, Senior
                 Subordinated Notes
                 7.375%, 05/01/14                       293,625
  150,000      Chukchansi Economic Development
                 Authority, Senior Notes
                 8.000%, 11/15/13 (a)                   156,000
   75,000      D.R. Horton
                 Senior Subordinated Notes
                 9.750%, 09/15/10                        83,194
  125,000      FTI Consulting
                 7.625%, 06/15/13                       128,594
  275,000      KB HOME
                 6.375%, 08/15/11                       273,263
               Mandalay Resort Group
  150,000        Senior Subordinated Debentures
                 7.625%, 07/15/13                       149,250
  125,000        Senior Subordinated Notes
                 9.375%, 02/15/10                       133,906
               MGM MIRAGE
   25,000        8.375%, 02/01/11                        26,406
   50,000        Debentures
                 7.250%, 08/01/17                        49,750
   50,000      Mirage Resorts
                 6.875%, 04/01/16                        48,500
  200,000      Phi, Senior Notes
                 7.125%, 04/15/13                       192,250
  100,000      Pokagon Gaming Authority, Senior
                 Notes
                 10.375%, 06/15/14 (a)                  110,250
   75,000      Rental Service
                 9.500%, 12/01/14 (a)                    78,750
  100,000      SAC Holdings, Senior Notes
                 8.500%, 03/15/14                       100,000
   75,000      Six Flags, Senior Notes
                 8.875%, 02/01/10                        75,000
  175,000      Speedway Motorsports
                 Senior Subordinated Notes
                 6.750%, 06/01/13                       176,094

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
------------------
ASTON/ABN AMRO HIGH YIELD BOND FUND                             JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                     MARKET
  PAR VALUE                                           VALUE
  ----------                                        --------

               SERVICES CYCLICALS (CONTINUED)
$ 100,000      Station Casinos
                 Senior Notes
                 6.000%, 04/01/12                 $      95,125
  150,000        Senior Subordinated Notes
                 6.500%, 02/01/14                       137,250
   75,000      Station Casinos, Senior Unsecured
                 Notes
                 7.750%, 08/15/16                        76,875
  100,000      Travelport
                 Senior Subordinated Notes
                 11.875%, 09/01/16 (a)                  108,250
  125,000      Turning Stone Casino Resort
                 Enterprise, Senior Notes
                 9.125%, 09/15/14 (a)                   129,219
  125,000      West Corp.
                 Senior Subordinated Notes
                 11.000%, 10/15/16 (a)                  130,000
                                                  -------------
                                                      3,062,800
                                                  -------------
               SERVICES NON-CYCLICALS - 4.99%
  150,000      Bio-Rad Laboratories
                 Senior Subordinated Notes
                 7.500%, 08/15/13                       156,000
  250,000      Coventry Health Care, Senior Notes
                 8.125%, 02/15/12                       260,157
  300,000      Fresenius Medical Capital Trust II
                 7.875%, 02/01/08                       306,000
  175,000      HCA, Senior Unsecured Notes
                 8.750%, 09/01/10                       182,875
  175,000      Omnicare. Senior Subordinated Notes
                 6.875%, 12/15/15                       173,688
                                                  -------------

                                                      1,078,720
                                                  -------------
               TECHNOLOGY AND ELECTRONICS - 2.61%
  100,000      Amkor Technologies
                 9.250%, 06/01/16                       100,625
   75,000      Freescale Semiconductor, Senior
                 Subordinated Notes
                 10.125%, 12/15/16 (a)                   75,000
  250,000      NXP BV/NXP Funding, Secured
                 7.875%, 10/15/14 (a)                   259,375
  125,000      STATS ChipPac
                 7.500%, 07/19/10                       128,125
                                                  -------------
                                                        563,125
                                                  -------------
                TELECOMMUNICATIONS - 8.72%
               Citizens Communications, Senior Notes
  125,000        9.250%, 05/15/11                       139,062
   75,000        9.000%, 08/15/31                        81,188
  125,000      INTELSAT
                 6.500%, 11/01/13                       111,562
  200,000      INTELSAT Bermuda Ltd, Senior Notes
                 8.250%, 01/15/13                       208,000
  125,000      Nextel Communications,
                 Senior Notes, Series E
                 6.875%, 10/31/13                       126,873
  150,000      Nordic Telecommunications Co.
                 Holdings, Senior Notes
                 8.875%, 05/01/16 (a)                   162,000
   50,000      PanAmSat, Senior Secured Notes
                 6.375%, 01/15/08                        50,188

                                                     MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------
               TELECOMMUNICATIONS (CONTINUED)
$  75,000      Qwest Communications, Series B
                 7.500%, 02/15/14                 $      77,813
  375,000      Qwest, Senior Notes
                 8.610%, 06/15/13 (c)                   410,625
  275,000      Rogers Wireless, Senior Notes
                 9.625%, 05/01/11                       312,125
  175,000      Wind Acquistion Finance SA
                 10.750%, 12/01/15 (a)                  202,562
                                                  -------------
                                                      1,881,998
                                                  -------------
               UTILITIES - 4.42%
  292,500      Homer City Funding, SLOB
                 8.137%, 10/01/19                       319,556
  100,000      MSW Energy Holdings/MSW Energy
                 Finance
                 8.500%, 09/01/10                       105,750
               NRG Energy
   50,000        7.375%, 01/15/17                        50,125
  200,000        Senior Notes
                 7.250%, 02/01/14                       201,000
   50,000      Sierra Pacific Resources, Senior
                 Notes
                 8.625%, 03/15/14                        54,163
  100,000      Teco Energy
                 7.200%, 05/01/11                       105,375
  125,000      TXU, Senior Notes, Series P
                 5.550%, 11/15/14                       118,276
                                                  -------------
                                                        954,245
                                                  -------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $20,325,797)                   20,637,366
                                                  -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
------------------
ASTON/ABN AMRO HIGH YIELD BOND FUND                             JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                     MARKET
    SHARES                                            VALUE
  ----------                                        --------

INVESTMENT COMPANY - 1.76%
  381,125      BlackRock Liquidity Funds TempCash
               Portfolio                          $     381,125
                                                  -------------

               TOTAL INVESTMENT COMPANY
                (Cost $381,125)                         381,125
                                                  -------------

TOTAL INVESTMENTS - 97.34%
  (Cost $20,706,922)**                               21,018,491
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 2.66%                574,013
                                                  -------------
NET ASSETS - 100.00%                              $  21,592,504
                                                  =============
 -----------------------------------
** At January 31, 2007, cost is identical for book and Federal income tax purposes

         Gross unrealized appreciation            $     388,060
         Gross unrealized depreciation                  (76,491)
                                                  -------------
         Net unrealized appreciation              $     311,569
                                                  =============


(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2007, these securities amounted to $3,976,749 or 18.42% of net assets. These securities have been determined by the Adviser to be liquid securities. Step Coupon. A bond that pays an initial coupon rate
(b) for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate will be 0.000% until 11/15/09 and will be 9.875% thereafter.
(c) Variable rate bonds. The interest rates shown reflect the rates in effect at January 31, 2007.
(d)      Limited Partnership

SLOB     Secured Lease Obligation Bond

         PORTFOLIO COMPOSITION
         Investment Company..........................................     2%
         Corporate Notes and Bonds (Moody's Ratings)
         Baa.........................................................     1%
         Ba..........................................................    42%
         B...........................................................    48%
         B...........................................................     6%
         Not Rated...................................................     1%
                                                                        ---
                                                                        100%
                                                                        ===


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-------------------
ASTON/MCDONNELL MUNICIPAL BOND FUND                             JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------

MUNICIPAL SECURITY - 96.41%

               ALABAMA - 2.46%
$   600,000    Birmingham Industrial Water Board
                 Industrial Water Supply RB,
                 Partially Pre-refunded 01/01/07
                 6.000%, 07/01/07 (a)             $     606,192
                                                  --------------
               DISTRICT OF COLUMBIA - 4.91%
    640,000    District of Columbia RB,
                 Smithsonian Institute, Series A
                 Pre-refunded 11/01/10
                 5.375%, 11/01/15                       680,346
    500,000    Washington, DC Convention Center
                 Authority
                 Dedicated Tax Revenue, Series A
                 Insured: AMBAC
                 5.000%, 10/01/13                       532,545
                                                  --------------
                                                      1,212,891
                                                  --------------
               FLORIDA - 3.04%
    750,000    Palm Beach County
                 Health Facilities Authority RB,
                 Abbey DelRay South Project
                 5.500%, 10/01/11 (a)                   750,472
                                                  --------------
               GEORGIA - 8.64%
    500,000    Cartersville Development Authority
                 Water &
                 Wastewater Facilities RB,
                 Anheuser-Busch Cos., Series A,
                 AMT
                 7.375%, 05/01/09                       532,990
    300,000    Fulton County School District, GO
                 6.375%, 05/01/11                       330,207
  1,000,000    Main Street Natural Gas
                 Georgia Gas Project
                 Series B
                 5.000%, 03/15/14                     1,057,510
    200,000    State of Georgia, GO,
                 Series D
                 6.700%, 08/01/09                       213,944
                                                  --------------
                                                      2,134,651
                                                  --------------
               IDAHO - 5.06%
  1,000,000    Idaho Health Facilities Authority
                 RB,
                 IHC Hospitals, ETM
                 6.650%, 02/15/21 (a)                 1,248,370
                                                  --------------
               ILLINOIS - 17.44%
    250,000    Chicago Public Building Commission
                 RB,
                 School Reform Board, Series B
                 5.250%, 12/01/18
                 Insured: FGIC                          277,948
    375,000    DuPage County, Jail Project, GO
                 5.600%, 01/01/21                       419,812
  1,000,000    Illinois Development Finance
                 Authority RB,
                 Lincoln Way Community
                 5.700%, 01/01/18
                 Insured: FGIC                        1,145,210
    405,000    Illinois State Sales Tax RB, First
                 Series
                 5.250%, 06/15/19                       450,623

                                                      MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------

               ILLINOIS (CONTINUED)
$ 1,000,000    Lake County Township High School
                 District No. 113,
                 Highland Park, GO
                 8.800%, 12/01/09                 $   1,130,800
    785,000    University of Illinois RB,
                 Auxiliary
                 Facilities Systems, Series B
                 5.500%, 04/01/17
                 Insured: FGIC                          882,442
                                                  --------------
                                                      4,306,835
                                                  --------------
               INDIANA - 3.25%
    700,000    Indianapolis Public Improvement RB,
                 Series B
                 6.000%, 01/10/20                       803,362
                                                  --------------
               KANSAS - 4.71%
  1,020,000    Butler & Sedgwick Counties
                 Unified School District No. 385,
                 Andover, GO
                 6.000%, 09/01/14
                 Insured: FSA                         1,162,106
                                                  --------------
               MICHIGAN - 1.82%
    400,000    Michigan Municipal Bond Authority
                 RB
                 Drinking Water Revolving Fund
                 5.500%, 10/01/16                       449,692
                                                  --------------
               MISSOURI - 4.24%
  1,000,000    Missouri State Health &
                 Educational Facilities
                 Authority(a)
                 St. Lukes Episcopal
                 5.000%, 12/01/17                     1,048,190
                                                  --------------
               NEVADA - 8.29%
  1,000,000    Clark County PCR,
                 Southern California Edison
                 Series C, Remarketed, AMT
                 3.250%, 06/01/31 (a)                   982,650
  1,000,000    Nevada System Higher Education
                 Universities
                 RB, Series B
                 5.000%, 07/01/13
                 Insured: AMBAC                       1,063,530
                                                  --------------
                                                      2,046,180
                                                  --------------
               SOUTH CAROLINA - 4.35%
  1,000,000    Beaufort County School District
                 Series A, GO
                 5.000%, 03/01/15
                 Insured: SCSDE                       1,074,800
                                                  --------------
               TEXAS - 18.79%
  1,090,000    Belton Independent School
                 District, GO
                 5.000%, 02/15/13 (a)
                 Guaranteed: PSF                      1,156,250
    480,000    Frisco Independent School
                 District, GO
                 7.000%, 08/15/10
                 Guaranteed: PSF                        529,426
    200,000    Humble Independent School District
                 Series II, GO
                 5.500%, 02/15/10
                 Insured: PSF                           209,636

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
-------------------
ASTON/MCDONNELL MUNICIPAL BOND FUND                             JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
                                                      MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------

               TEXAS (CONTINUED)
$    65,000    Killeen Independent School
                 District, GO
                 5.000%, 02/15/16
                 Guaranteed: PSF                  $      69,563
  1,000,000    Leander Independent School
                 District, School Building, GO
                 5.000%, 08/15/12 (a)
                 Guaranteed: PSF                      1,058,290
  1,000,000    San Marcos Consolidated
                 Independent School District, GO
                 5.250%, 08/01/19
                 Guaranteed: PSF                      1,089,650
    500,000    Texas Municipal Power Agency RB,
                 Series E
                 5.500%, 09/01/10
                 Insured: MBIA                          528,300
                                                  --------------
                                                      4,641,115
                                                  --------------
               UTAH - 1.23%
    300,000    Intermountain Power Agency
                 Power Supply RB, Series E
                 6.250%, 07/01/07
                 Insured: FSA                           303,054
                                                  --------------
               VIRGINIA - 4.34%
  1,000,000    Roanoke Public Improvement, Series
                 B, GO
                 5.000%, 02/01/19
                 Insured: State Aid Withholding       1,072,540
                                                  --------------
               WASHINGTON - 3.84%
    500,000    Port of Seattle Special Facilities
                 RB,
                 Seattle-Tacoma Fuel Facilities,
                 AMT
                 5.000%, 06/01/11
                 Insured: MBIA                          520,845
    400,000    Thurston County, GO
                 Tumwater School District  No. 033
                 5.000%, 12/01/13
                 Insured: FSA                           426,852
                                                  --------------
                                                        947,697
                                                  --------------
               TOTAL MUNICIPAL SECURITY
                (Cost $23,016,434)                   23,808,147
                                                  --------------


   SHARES
 ----------

INVESTMENT COMPANY - 4.79%

  1,182,258    Blackrock Provident Institutional
               MuniCash Portfolio                     1,182,258
                                                  --------------
               TOTAL INVESTMENT COMPANY
                (Cost $1,182,258)                     1,182,258
                                                  --------------

TOTAL INVESTMENTS - 101.20%
  (Cost $24,198,692)*                                24,990,405
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (1.20)%             (296,786)
                                                  --------------
NET ASSETS - 100.00%                              $  24,693,619
                                                  ==============

 -----------------------------------
* At January 31, 2007, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $     905,286
         Gross unrealized depreciation                 (113,573)
                                                  --------------
         Net unrealized appreciation              $     791,713
                                                  ==============
(a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(b) Variable rate bonds. The interest rates shown reflect the rates in effect at January 31, 2007.

AMBAC     American Municipal Board Assurance Corp.
AMT       Alternative Minimum Tax
ETM       Escrowed to Maturity
FGIC      Financial Guaranty Insurance Co.
FSA       Financial Security Assurance, Inc.
GO        General Obligation
MBIA      MBIA Insurance Corp.
PCR       Pollution Control Revenue
PSF       Permanent School Fund
RB        Revenue Bond
SCSDE     South Carolina State Department of Education

         PORTFOLIO COMPOSITION
         Investment Company.................................               5%
         Municipal Securities (Moody's Ratings)
         Aaa................................................              63%
         Aa.................................................              19%
         A..................................................              10%
         Bbb................................................               3%
                                                             ----------------
                                                                         100%
                                                             ================

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
------------------
ASTON/ABN AMRO INVESTOR MONEY MARKET FUND                       JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                     AMORTIZED
  PAR VALUE                                            COST
 ----------                                          --------

REPURCHASE AGREEMENTS - 99.75%
$25,000,000    Barclays Capital, 5.270%, dated
                 01/31/07, matures 02/01/07,
                 repurchase price $25,003,660,
                 (collateralized by U.S.
                 Government Agency instruments,
                 with interest rate of 5.000%,
                 and maturities from 2033 to
                 2035, total market value
                 $25,500,000)                     $  25,000,000
 27,000,000    Deutsche Bank, 5.270%, dated
                 01/31/07, matures 02/01/07,
                 repurchase price $27,003,953,
                 (collateralized by U.S.
                 Government Agency instruments,
                 with interest rates of 3.972% to
                 7.430%, and maturities from 2018
                 to 2036, total market value
                 $27,540,000)                        27,000,000
 25,000,000    Merrill Lynch, 5.230%, dated
                 01/31/07, matures 02/01/07,
                 repurchase price $25,003,632
                 (collateralized by U.S. Treasury
                 instrument, with interest rate
                 of 5.375%, and maturity of
                 02/15/31, total market value
                 $25,503,339)                        25,000,000
                                                  --------------
               TOTAL REPURCHASE AGREEMENTS
                (Cost $77,000,000)                   77,000,000
                                                  --------------

   SHARES
 ----------

INVESTMENT COMPANY - 0.53%
    405,523    BlackRock Liquidity Funds TempFund
                 Portfolio                              405,523
                                                  --------------
               TOTAL INVESTMENT COMPANY
                (Cost $405,523)                         405,523
                                                  --------------

TOTAL INVESTMENTS - 100.28%
  (Cost $77,405,523)*                                77,405,523
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.28)%             (214,762)
                                                  --------------
NET ASSETS - 100.00%                              $  77,190,761
                                                  ==============
 -----------------------------------
* At January 31, 2007, cost is identical for book and Federal income tax purposes.
(a)       Annualized yield at the time of purchase.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
------------------
ABN AMRO GOVERNMENT MONEY MARKET FUND                           JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                     AMORTIZED
  PAR VALUE                                            COST
 ----------                                          --------

U.S. GOVERNMENT AGENCY  OBLIGATIONS (A) - 8.23%

               FEDERAL HOME LOAN BANK - 2.76%
$15,000,000    5.090%, 02/28/07                   $  14,942,737
                                                  --------------
               FEDERAL HOME LOAN MORTGAGE - 5.47%
 15,000,000    5.050%, 04/27/07                      14,821,146
 15,000,000    5.030%, 05/31/07                      14,750,596
                                                  --------------
                                                     29,571,742
                                                  --------------

               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (Cost $44,514,479)                   44,514,479
                                                  --------------

REPURCHASE AGREEMENTS - 92.07%

200,000,000    Barclays Capital, 5.270%, dated
                 01/31/07, matures 02/01/07,
                 repurchase price $200,029,278
                 (collateralized by U.S.
                 Government Agency instruments,
                 with interest rates from 4.286%
                 to 6.500% and maturities from
                 2017 to 2036,  total market value
                 $204,000,000)                      200,000,000
148,000,000    Deutsche Bank Securities, 5.270%,
                 dated 01/31/07, matures
                 02/1/07, repurchase price
                 $148,021,666 (collateralized by
                 U. S. Treasury instrument and
                 U.S. Government Agency
                 instruments, with interest
                 rates from 4.500% to 7.458%,
                 and maturrities from 2019 to
                 2036, total market value
                 $150,960,000)                      148,000,000
150,000,000    Merrill Lynch, 5.230%, dated
                 01/31/07, matures 02/01/07,
                 repurchase price $150,021,792
                 (collateralized by U.S.
                 Treasury instrument, with
                 interest rate of 5.375%, and
                 maturity of 2031, total market
                 value 153,003,957)                 150,000,000
                                                  --------------
               TOTAL REPURCHASE AGREEMENTS
                (Cost $498,000,000)                 498,000,000
                                                  --------------

   SHARES
 ----------

INVESTMENT COMPANIES - 0.06%
    171,454    AIM STIT Government & Agency
                 Portfolio                              171,454
    178,922    BlackRock Liquidity Funds FedFund
                 Portfolio                              178,922
                                                  --------------
               TOTAL INVESTMENT COMPANIES
                (Cost $350,376)                         350,376
                                                  --------------

TOTAL INVESTMENTS - 100.36%
  (Cost $542,864,855)*                              542,864,855
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.36)%           (1,956,938)
                                                  --------------
NET ASSETS - 100.00%                              $ 540,907,917
                                                  ==============
 -----------------------------------
* At January 31, 2007, cost is identical for book and Federal income tax purposes
(a)       Annualized yield at the time of purchase.


STIT      Short-Term Investments Trust


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
--------------------
ABN AMRO MONEY MARKET FUND                                      JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                     AMORTIZED
  PAR VALUE                                             COST
 ----------                                          --------

COMMERCIAL PAPER (A) - 31.90%

               ASSET-BACKED - 6.05%
$ 5,000,000    FCAR Owner Trust II
                 5.330%, 02/02/07                 $   4,999,260
  8,000,000    Gemini Securitization
                 5.260%, 02/05/07 (b)(c)              7,995,324
                                                  --------------
                                                     12,994,584
                                                  --------------
               BANKS - 22.21%
  7,000,000    ING (US) Funding
                 5.190%, 07/30/07                     6,819,359
  7,500,000    Morgan Stanley Dean Witter
                 5.260%, 02/05/07                     7,495,617
  7,000,000    Nordea North America (NY)
                 5.230%, 04/30/07                     6,910,509
  7,000,000    Societe Generale North America
                 5.250%, 03/08/07                     6,964,271
  7,000,000    Svenska Handlesbank
                 5.235%, 05/02/07                     6,908,388
  5,625,000    UBS Finance (DE)
                 5.250%, 03/07/07                     5,597,109
  7,000,000    Westpac Banking
                 5.270%, 02/05/07 (b)(c)              6,995,901
                                                  --------------
                                                     47,691,154
                                                  --------------
               CORPORATE - 3.64%
  7,841,000    Procter & Gamble International
                 5.240%, 02/20/07 (b)(c)              7,819,315
                                                  --------------

               TOTAL COMMERCIAL PAPER
                (Cost $68,505,053)                   68,505,053
                                                  --------------

CERTIFICATES OF DEPOSIT - 9.32%
  2,000,000    Barclays Bank (NY)
                 5.465%, 08/15/07                     2,001,320
  7,000,000    BNP Paribas (NY)
                 5.345%, 07/30/07                     7,000,143
  2,000,000    Fortis Bank (NY)
                 5.350%, 09/05/07                     2,000,455
  7,000,000    HSBC Bank USA
                 5.310%, 02/09/07                     7,000,000
  2,000,000    Landesbank Baden-Wuerttemberg
                 5.345%, 05/24/07                     1,999,034
                                                  --------------

               TOTAL CERTIFICATES OF DEPOSIT
                (Cost $20,000,952)                   20,000,952
                                                  --------------

REPURCHASE AGREEMENTS - 58.68%

 50,000,000    Barclays Capital, 5.270%, dated
                 01/31/2007, matures 02/01/2007,
                 repurchase price $50,007,319,
                 (collateralized by U.S.
                 Government Agency instruments,
                 with interest rates of 4.500%
                 to 6.000% and maturities from
                 2033 to 2036, total market
                 value $51,000,001)                  50,000,000

                                                     AMORTIZED
  PAR VALUE                                            COST
 ----------                                          --------

REPURCHASE AGREEMENTS (CONTINUED)
$51,000,000    Deutsche Bank, 5.270%, dated
                 01/31/2007, matures 02/01/2007,
                 repurchase price $51,007,466,
                 (collateralized by U.S.
                 Government Agency instruments,
                 with interest rates of 4.397%
                 to 7.500% and maturities from
                 2016 to 2036, total market
                 value $52,020,001)               $  51,000,000
 25,000,000    Merrill Lynch, 5.230%, dated
                 01/31/2007, matures 02/01/2007,
                 repurchase price $25,003,632,
                 (collateralized by U.S.
                 Treasury instrument, with
                 interest rate of 5.3750% and
                 maturity of 2031, total market
                 value $25,503,339)                  25,000,000
                                                  --------------

               TOTAL REPURCHASE AGREEMENTS
                (Cost $126,000,000)                 126,000,000
                                                  --------------

   SHARES
 ----------

INVESTMENT COMPANY - 0.04%
     76,148    BlackRock Liquidity Funds TempFund
                 Portfolio                               76,148
                                                  --------------

               TOTAL INVESTMENT COMPANY
                (Cost $76,148)                           76,148
                                                  --------------

TOTAL INVESTMENTS - 99.94%
  (Cost $214,582,153)*                              214,582,153
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.06%                133,111
                                                  --------------
NET ASSETS - 100.00%                              $ 214,715,264
                                                  ==============
 -----------------------------------
*         At January 31, 2007, cost is identical for book and Federal income tax purposes
(a)       Annualized  yield  at the time of  purchase.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At January 31, 2007, these securities amounted to $22,810,540 or
          10.62% of net assets.   These  securities  have been determined by the
          Adviser to be liquid securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2007, this security amounted to $22,810,540 or 10.62% of net assets. This security has been determined by the Adviser to be a liquid security.

          (DE) Delaware
          (NY) New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
----------------
ABN AMRO TAX-EXEMPT MONEY MARKET FUND                           JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    AMORTIZED
  PAR VALUE                                           COST
 ----------                                          --------

MUNICIPAL OBLIGATIONS - 95.08%

               ALASKA - 2.34%
               Valdez Marine Terminal RB
                BP Pipelines, Inc. Project
$    200,000    3.720%, 07/01/37 (a)              $     200,000
   1,225,000    Series A
                3.720%, 06/01/37 (a)                  1,225,000
   2,940,000    Series B
                3.720%, 07/01/37 (a)                  2,940,000
   2,250,000    Exxon Pipeline Co. Project
                3.660%, 10/01/25 (a)                  2,250,000
                                                  -------------
                                                      6,615,000
                                                  -------------
               ARIZONA - 3.19%
   9,000,000    Salt River Project TECP
                3.450%, 03/01/07 (b)                  9,000,000
                                                  -------------
               CALIFORNIA - 0.09%
     255,000    California State Department of
                Water Resources RB,
                Series B-2
                3.630%, 05/01/22 (a)
                LOC: BNP Paribas                        255,000
                                                  -------------
               COLORADO - 2.78%
   2,850,000   Colorado Educational & Cultural
                 Facilities RB,
                 Naropa University Project
                 3.610%, 11/01/24 (a)
                 LOC: Wells Fargo Bank                2,850,000
   5,000,000   Colorado State, RAN(c)
                 4.500%, 06/27/07                     5,014,846
                                                  -------------
                                                      7,864,846
                                                  -------------
               CONNECTICUT - 3.30%
   1,600,000   Connecticut State Health, GO,
                 Series B
                 3.570%, 05/15/14 (a)
                 SPA: Bayerische Landesbank           1,600,000
               Connecticut State HEFA RB,
   7,620,000     Yale University, Series T-1
                 3.690%, 07/01/29 (a)                 7,620,000
     100,000     Yale University, Series T-2
                 3.500%, 07/01/29 (a)                   100,000
                                                  -------------
                                                      9,320,000
                                                  -------------
               FLORIDA - 7.35%
   4,900,000   Collier County Educational
                 Facilities
                 Authority RB,
                 International College Project
                 3.630%, 04/01/28 (a)
                 LOC: Fifth Third Bank                4,900,000
   5,268,000   Jacksonville Electric Authority
                 TECP
                 3.480%, 03/06/07 (b)                 5,268,000
  10,600,000   Sarasota Memorial Hospital TECP
                 3.500%, 03/05/07 (b)                10,600,000
                                                  -------------
                                                     20,768,000
                                                  -------------

                                                     AMORTIZED
  PAR VALUE                                           COST
 ----------                                          --------
               GEORGIA - 6.46%
$  9,310,000   Burke County Development
                 Authority PCR,
                 Oglethorpe Power Corp, Series A
                 3.500%, 01/01/16 (a)
                 Insured: FGIC                    $   9,310,000
   5,000,000   Metropolitan Atlanta Rapid Transit
                 Authority RB, Series A
                 3.460%, 07/01/25 (a)
                 LOC: Bayerische Landesbank,
                 Westdeutsche Landesbank              5,000,000
   3,960,000   Municipal Electric Authority of
                 Georgia RB, Project One,
                 Subordinated Bonds, Remarketed
                 3.410%, 01/01/26 (a)
                 Insured: FSA
                 SPA: Dexia Credit Local              3,960,000
                                                  -------------
                                                     18,270,000
                                                  -------------
               ILLINOIS - 6.99%
     350,000   Chicago Board of Education, GO,
                 Series C-1
                 3.720%, 03/01/31 (a)
                 Insured: FSA
                  SPA: Depfa Bank                       350,000
   9,400,000   Illinois Health Facilities
                 Authority
                 RB, Gottlieb Health Resource, Inc.
                 3.490%, 11/15/25 (a)
                 LOC: Harris Trust & Savings Bank     9,400,000
  10,000,000   Illinois State, GO, Series B
                 3.510%, 10/01/33 (a)
                  SPA: Depfa Bank                    10,000,000
                                                  -------------
                                                     19,750,000
                                                  -------------
               INDIANA - 0.14%
     400,000   Hammond PCR,
                 Amoco Oil Project
                 3.720%, 02/01/22 (a)                   400,000
                                                  -------------
               KENTUCKY - 0.31%
     885,000   Kentucky Economic
                 Development Finance Authority
                 Hospital Facilities RB, Baptist
                 Healthcare System, Series C,
                 3.720%, 08/15/31 (a)
                 Insured: MBIA
                 SPA: National City Bank                885,000
                                                  -------------
               LOUISIANA - 0.74%
   2,100,000   Saint Charles Parish PCR,
                 Shell Oil Co. Project, Series B
                 3.720%, 10/01/22 (a)                 2,100,000
                                                  -------------
               MARYLAND - 1.68%
               Maryland State Health & Higher
                 Education Facilities Authority RB,
     650,000     Pooled Loan Program,
                 Series A, 3.500%, 04/01/35 (a)
                 LOC: Bank One Trust                    650,000
   4,100,000     Series B, 3.500%, 04/01/35 (a)
                 LOC: First National Bank             4,100,000
                                                  -------------
                                                      4,750,000
                                                  -------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------
ABN AMRO TAX-EXEMPT MONEY MARKET FUND                           JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                    AMORTIZED
  PAR VALUE                                           COST
 ----------                                          --------
               MASSACHUSETTS - 5.89%
               Massachusetts State Central
                Artery, GO,
$  3,525,000    Series A
                3.690%, 12/01/30 (a)
                SPA: Landesbank Baden-Wurttemberg $   3,525,000
   5,640,000    Series B
                3.690%, 12/01/30 (a)
                SPA: State Street Bank & Trust        5,640,000
               Massachusetts State HEFA RB
   6,160,000     Childrens Hospital
                 Series L-2
                 3.670%, 10/01/42 (a)
                 Insured:AMBAC
                 SPA:Bank of America                  6,160,000
     640,000     Harvard University,
                 Series L
                 3.400%, 01/01/24 (a)                   640,000
     670,000   Massachusetts Water Resources
                 Authority, Multi-Modal
                 Subordinated General RB, Series A
                 3.470%, 08/01/28 (a)
                 Insured: AMBAC
                  SPA: Bank of Nova Scotia /
                 Dexia Credit Local                     670,000
                                                  -------------
                                                     16,635,000
                                                  -------------
               MICHIGAN - 2.13%
   6,000,000   Michigan State, GO, Series A
                 4.250%, 09/28/07
                 LOC: DEPFA Bank PLC                  6,028,631
                                                  -------------
               MINNESOTA - 2.21%
     200,000   Hennepin County, GO, Series A
                 3.460%, 12/01/25 (a)
                 SPA: State Street Bank & Trust         200,000
     365,000   Minneapolis Convention Center,
                 GO, Convention Center Bonds
                 3.460%, 12/01/18 (a)
                 SPA: Dexia Credit Local                365,000
     200,000   Minneapolis, Guthrie Theater
                 Project, Series A, RB
                 3.460%, 10/01/23 (a)
                 LOC: Wells Fargo Bank N.A.             200,000
      80,000   Minneapolis, Library, GO
                 3.460%, 12/01/32 (a)
                 SPA: Dexia Credit Local                 80,000
   5,400,000   Owatonna Hospital RB
                 Health Central System
                 3.650%, 08/01/14 (a)
                 LOC: Wells Fargo Bank N.A.           5,400,000
                                                  -------------
                                                      6,245,000
                                                  -------------
               MISSOURI - 1.61%
               Missouri State HEFA RB
   1,600,000     The Saint Louis
                 University Project,
                 Series A
                 3.700%, 10/01/35 (a)
                 LOC: MBIA  SPA: Bank of New York     1,600,000
                 The Washington University
                 Project,
   2,685,000     Series A
                 3.720%, 09/01/30 (a)
                 SPA: Morgan Guaranty Trust           2,685,000

                                                    AMORTIZED
  PAR VALUE                                           COST
 ----------                                          --------
               MISSOURI (CONTINUED)
$    250,000    Series B
                3.720%, 09/01/30 (a)
                SPA: Morgan Guaranty Trust        $     250,000
                                                  -------------
                                                      4,535,000
                                                  -------------
               NEBRASKA - 2.12%
   6,000,000   Lincoln Electric Systems TECP
                 3.500%, 04/05/07 (b)                 6,000,000
                                                  -------------
               NEVADA - 1.48%
   4,175,000   Clark County School District, GO,
                 Series A
                 3.610%, 06/15/21 (a)
                 Insured: FSA
                 SPA: State Street Bank & Trust       4,175,000
                                                  -------------
               NEW JERSEY - 6.54%
               New Jersey Economic Development
   8,000,000     Authority Construction RB,
                 Series R-1
                 3.570%, 09/01/31 (a)
                 LOC: Bank of Nova Scotia             8,000,000
     445,000     Authority Water
                 Facilities RB,
                 United Water New Jersey, Inc.
                 Project, Series A
                 3.550%, 11/01/26 (a)
                 Insured: AMBAC

                 SPA: Bank of New York                  445,000
  10,000,000   New Jersey State, TRAN
                 4.500%, 06/22/07                    10,039,263
                                                  -------------
                                                     18,484,263
                                                  -------------
               NEW MEXICO - 5.13%
   6,300,000   Albuquerque Health Research, RB
                 Lovelace Respiratory, Series A
                 3.610%, 09/01/25 (a)
                 LOC: Well Fargo Bank N.A.            6,300,000
   2,925,000   Hurley PCR,
                 Kennecott Santa Fe Project
                 3.720%, 12/01/15 (a)                 2,925,000
     255,000   New Mexico State Hospital Equipment
                 Loan Council, Hospital RB,
                 Presbyterian Healthcare,
                 Series B, 3.500%, 08/01/30 (a)
                 Insured: FSA  SPA: Citibank            255,000
   5,000,000   New Mexico State, TRAN
                 4.500%, 06/29/07                     5,014,655
                                                  -------------
                                                     14,494,655
                                                  -------------
               NEW YORK - 11.73%
    655,000    New York City Housing Development
                 Corp, Multifamily Rent
                 Housing RB,James Tower
                 Development, Series A, 3.480%,
                 06/15/32 (a)                           655,000
  11,520,000   New York City Transitional Finance
                 Authority RB,
                 Series 3, Sub Series 3B
                 3.700%, 11/01/22 (a)
                 SPA: Bank of New York               11,520,000


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------
ABN AMRO TAX-EXEMPT MONEY MARKET FUND                           JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                    AMORTIZED
  PAR VALUE                                           COST
 ----------                                          --------
               NEW YORK (CONTINUED)
               New York City, GO
$  4,300,000     Sub Series E4
                 3.650%, 08/01/22 (a)
                 LOC: State Street Bank & Trust   $   4,300,000
   1,300,000     Sub Series E5
                 3.660%, 08/01/09 (a)
                 LOC: JPMorgan Chase                  1,300,000
   5,380,000   New York Metropolitan
                 Transportation Authority
                 Dedicated Tax Fund RB,
                 Series D-1
                 3.560%, 11/01/34 (a)
                 Insured: AMBAC
                 SPA: Wachovia Bank                   5,380,000
               New York State Housing Finance
                 Agency RB,
     790,000     10 Barclay Street
                 Series A
                 3.470%, 11/15/37 (a)                   790,000
     200,000   Normandie Court I Project
                 3.480%, 05/15/15 (a)
                 LOC: Landesbank Hessen Thurigen
                 Girozentrale                           200,000
   9,000,000   New York State Local Government
                 Assistance RB, Series D
                 3.450%, 04/01/25 (a)
                 LOC: Societe Generale                9,000,000
                                                  -------------
                                                     33,145,000
                                                  -------------
               NORTH CAROLINA - 0.07%
     200,000   North Carolina State, Public
                 Improvement GO, Series F
                 3.470%, 05/01/21 (a)
                 SPA: Landesbank Hessen Thurigen
                 Girozentrale                           200,000
                                                  -------------
               PENNSYLVANIA - 1.30%
   3,680,000   Delaware County Industrial
                 Development Authority
                 Resource Recovery Facilities,
                 Series G, 3.480%, 12/01/31 (a)       3,680,000
                                                  -------------
               TEXAS - 14.49%
   5,200,000   Gulf Coast Waste Disposal
                 Authority PCR, Exxon Project
                 3.660%, 06/01/20 (a)                 5,200,000
   6,945,000   Harris County Health Facilities
                 Development Corp. Hospital RB,
                 Texas Childrens Hospital, Series B-1
                 3.720%, 10/01/29 (a)
                 Insured: MBIA SPA: JPMorgan Chase    6,945,000
   9,100,000   Houston, TRAN
                 4.500%, 06/29/07                     9,129,231
   9,000,000   North Central Texas Health
                 Faciliity Corp Hospital RB
                  3.420%, 08/15/30 (a)                9,000,000
   5,665,000   Southwest Higher Education
                 Authority RB, Southern
                 Methodist University
                 3.700%, 07/01/15 (a)
                 LOC: Landesbank Hessen Thurigen
                 Girozentrale                         5,665,000

                                                     AMORTIZED
  PAR VALUE                                           COST
 ----------                                         --------
               TEXAS (CONTINUED)
$  5,000,000   Texas State, TRAN
                 4.500%, 08/31/07                 $   5,026,505
                                                  -------------
                                                     40,965,736
                                                  -------------
               UTAH - 1.06%
   2,000,000   Salt Lake County PCR
                 Service Station Holdings Project
                 3.720%, 02/01/08 (a)                 2,000,000
   1,000,000   State of Utah Building Ownership
                 Authority Lease RB,
                 Facilities Master Lease Program,
                 Series C, 3.510%, 05/15/22 (a)
                 LOC: Landesbank Hessen Thurigen
                 Girozentrale                         1,000,000
                                                  -------------
                                                      3,000,000
                                                  -------------
               WASHINGTON - 0.53%
     500,000   Washington State Public Power
                 Supply System RB
                 Nuclear Project No. 1, Series 1A-1
                 3.480%, 07/01/17 (a)
                 LOC: Bank of America                   500,000
   1,000,000   Washington State, GO, Series VR 96B
                 3.450%, 06/01/20 (a)
                 SPA: Landesbank Hessen Thurigen
                 Girozentrale                         1,000,000
                                                  -------------
                                                      1,500,000
                                                  -------------
               WISCONSIN - 3.19%
   9,000,000   State of Wisconsin TECP
                 3.470%, 04/03/07 (b)                 9,000,000
                                                  -------------
               WYOMING - 0.23%
     650,000   Sublette County PCR,
                 Exxon Project
                 3.630%, 11/01/14 (a)                   650,000
                                                  -------------

               TOTAL MUNICIPAL OBLIGATIONS
                (Cost $268,716,131)                 268,716,131
                                                  -------------

  SHARES
 ----------

INVESTMENT COMPANIES - 4.63%
   6,238,002   AIM TFIT-Tax-Free Cash Reserve
               Portfolio                              6,238,002
   6,850,341   Blackrock Provident Institutional
               MuniCash Portfolio                     6,850,341
       1,269   Dreyfus Tax Exempt Cash Management
               Fund                                       1,269
       2,806   SEI Tax-Exempt Trust Institutional
               Tax Free Fund                              2,806
                                                  -------------

               TOTAL INVESTMENT COMPANIES
                (Cost $13,092,418)                   13,092,418
                                                  -------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
----------------
ABN AMRO TAX-EXEMPT MONEY MARKET FUND                           JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

TOTAL INVESTMENTS - 99.71%
  (Cost $281,808,549)*                            $ 281,808,549
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 0.29%                826,294
                                                  -------------
NET ASSETS - 100.00%                              $ 282,634,843
                                                  =============

 -----------------------------------
* At January 31, 2007, cost is identical for book and Federal income tax purposes.
(a) Variable rate instrument. The rate shown reflects the rate in effect on January 31, 2007. The maturity date shown is the next scheduled demand date.
(b)      Annualized yield at the time of purchase.

       AMBAC   Ambac Assurance Corp.
        FGIC   Financial Guaranty Insurance Co.
         FSA   Financial Security Assurance, Inc.
          GO   General Obligation
        HEFA   Health & Educational  Facitilies Authority
         LOC   Letter of Credit
        MBIA   MBIA Insurance Corporation
         PCR   Pollution Control Revenue
          RB   Revenue Bond
         SPA   Standby Purchase Agreement
        TECP   Tax-Exempt Commerical Paper
        TFIT   Tax-Free Investment Trust
        TRAN   Tax & Revenue Anticipation Note



SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
------------------
ABN AMRO TREASURY MONEY MARKET FUND                             JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      AMORTIZED
  PAR VALUE                                             COST
 ----------                                          --------

REPURCHASE AGREEMENTS - 99.99%

$45,000,000    Barclays Capital, 5.200%, dated
                 01/31/2007, matures 02/01/2007,
                 repurchase price $45,006,500,
                 (collateralized by U.S.
                 Treasury instrument, with
                 interest rate of 0.000% and
                 maturity of 2008, total market
                 value $45,900,000)               $  45,000,000
 52,000,000    Deutsche Bank, 5.220%, dated
                 01/31/2007, matures 02/01/2007,
                 repurchase price $52,007,540,
                 (collateralized by U.S.
                 Treasury instruments, with
                 interest rates of 0.000% to
                 13.250% and maturities from
                 2014 to 2023, total market
                 value $53,040,000)                  52,000,000
 45,000,000    Merrill Lynch, 5.200%, dated
                 01/31/2007, matures 02/01/2007,
                 repurchase price $45,006,500,
                 (collateralized by U.S.
                 Treasury instrument, with
                 interest rate of 4.875% and
                 maturity of 2009, total market
                 value $45,900,917)                  45,000,000
                                                  --------------
               TOTAL REPURCHASE AGREEMENTS
                (Cost $142,000,000)                 142,000,000
                                                  --------------

   SHARES
 ----------

INVESTMENT COMPANIES - 0.42%

     41,083    AIM STIT Treasury Portfolio               41,083

    548,453    BlackRock Liquidity Funds TempCash
               Portfolio                                548,453
                                                  --------------
               TOTAL INVESTMENT COMPANIES
                (Cost $589,536)                         589,536
                                                  --------------

TOTAL INVESTMENTS - 100.41%
  (Cost $142,589,536)*                              142,589,536
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.41)%             (577,223)
                                                  --------------
NET ASSETS - 100.00%                              $ 142,012,313
                                                  ==============
 -----------------------------------
* At January 31, 2007, cost is identical for book and Federal income tax purposes.

STIT      Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
------------------
ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND                  JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      AMORTIZED
  PAR VALUE                                             COST
 ----------                                          --------

COMMERCIAL PAPER (A) - 38.16%

               ASSET-BACKED - 26.04%
$90,000,000    Charta(b)
                 5.280%, 02/01/07                 $  90,000,000
 25,000,000    FCAR Owner Trust
                 5.210%, 04/09/07                    24,757,590
               Fcar Owner Trust II
 25,000,000     5.240%, 03/23/07                     24,818,056
 48,372,000     5.200%, 05/02/07                     47,743,164
 50,000,000    Gemini Securitization
                 5.290%, 02/01/07 (b)                50,000,000
               Giro Balanced Funding
 25,000,000     5.260%, 02/20/07 (b)                 24,930,597
 20,000,000     5.250%, 04/20/07 (b)                 19,772,500
               New Center Asset Trust
 44,546,000     5.270%, 02/15/07                     44,454,706
 30,000,000     5.240%, 03/28/07                     29,759,833
 90,000,000    Park Avenue Receivables(b)
                 5.270%, 02/01/07                    90,000,000
               Scaldis Capital
 25,000,000     5.260%, 02/16/07 (b)                 24,945,208
 22,639,000     5.240%, 02/28/07 (b)                 22,550,029
 22,040,000    Scladis Capital
                 5.190%, 06/13/07 (b)                21,620,579
 14,725,000    Sheffield Receivables
                 5.190%, 05/02/07 (b)                14,533,943
                                                  --------------
                                                    529,886,205
                                                  --------------
               BANKS - 11.15%
 20,000,000    Barclays Bank (NY)
                 5.185%, 06/20/07                    19,599,603
 10,000,000    BNP Paribas (NY)
                 5.190%, 04/11/07                     9,900,525
 10,200,000    Danske
                 5.200%, 04/17/07 (b)                10,089,500
 30,000,000    Depfa Bank PLC(b)
                 5.230%, 03/15/07                    29,816,950
 30,000,000    HBOS Treasury Services
                 5.235%, 03/05/07                    29,860,400
 20,000,000    HSBC Finance
                 5.250%, 05/11/07                    19,711,250
 25,000,000    HSBC Finance
                 5.000%, 08/31/07                    24,267,361
 20,000,000    Ing US Funding
                 5.100%, 10/12/07                    19,283,167
               Societe Generale North America
 15,000,000     5.235%, 03/19/07                     14,899,662
 15,000,000     5.300%, 04/03/07                     14,865,292
 15,000,000    Westpac Banking
                 5.255%, 02/20/07 (b)                14,958,398
 20,000,000    Westpac Banking(b)
                 5.160%, 06/12/07                    19,624,467
                                                  --------------
                                                    226,876,575
                                                  --------------
               CORPORATE - 0.97%
 20,000,000    Toyota Motor Credit
                 5.230%, 05/10/07                    19,715,255
                                                  --------------

               TOTAL COMMERCIAL PAPER
                (Cost $776,478,035)                 776,478,035
                                                  --------------

                                                     AMORTIZED
  PAR VALUE                                             COST
 ----------                                          --------

CERTIFICATES OF DEPOSIT - 22.01%

$25,000,000    Abbey National Treasury Services
                 5.230%, 08/24/07                 $  25,000,000
 10,000,000    ANZ (NZ)
                 5.400%, 03/20/07                    10,000,897
 20,000,000    Barclays Bank (NY)
                 5.465%, 08/15/07                    20,011,606
               BNP Paribas (NY)
 13,800,000     5.258%, 03/06/07 (c)                 13,799,503
 20,000,000     5.345%, 07/30/07                     20,000,407
               Calyon (NY)
 25,000,000     5.355%, 06/22/07                     25,006,111
  7,500,000     5.344%, 08/10/07 (c)                  7,500,000
 20,000,000     5.330%, 09/13/07 (c)                 19,997,554
 20,000,000    Credit Agricole Indosuez (NY)
                 5.293%, 06/28/07 (c)                19,997,540
               Credit Suisse (NY)
 35,000,000     5.360%, 04/24/07 (c)                 35,001,064
 20,000,000     5.295%, 07/19/07 (c)                 20,000,000
 10,000,000     5.356%, 08/13/07 (c)                 10,000,000
 20,000,000    Deutsche Bank (NY)
                5.455%, 05/07/07                     20,000,000
 10,000,000    Fortis Bank (NY)
                5.350%, 09/05/07                     10,002,277
               HBOS Treasury Services
 10,000,000     5.600%, 06/19/07                     10,003,789
 25,000,000     5.260%, 07/06/07                     25,000,000
 21,000,000     5.260%, 01/08/08                     21,000,944
 10,000,000    Landesbank Baden-Wuerttemberg
                5.345%, 05/24/07                      9,995,168
 18,000,000    Natexis Banques Populaires US
                Finance (NY)
                5.120%, 03/07/07                     17,992,724
 10,000,000    Nordea Bank Finland
                5.700%, 06/28/07                     10,009,433
 24,500,000    Rabobank Nederland (NY)
                5.605%, 07/19/07                     24,511,766
               Royal Bank of Canada (NY)
 17,000,000     5.398%, 09/20/07                     17,000,259
 25,000,000     5.368%, 10/29/07                     25,011,409
 11,000,000    Societe Generale (NY)
                 5.710%, 07/23/07                    11,012,629
 20,000,000    Westpac Banking
                 5.330%, 07/31/07                    20,002,713
                                                  --------------

               TOTAL CERTIFICATES OF DEPOSIT
                (Cost $447,857,793)                 447,857,793
                                                  --------------

INSURANCE FUNDING AGREEMENTS (E) - 8.36%
 30,000,000    Hartford Life Insurance
                 5.426%, 02/01/08
                 Reset Date: 02/01/07 Maturity
                 Date: 02/01/08                      30,000,000
 55,000,000    ING USA Annuity & Life Insurance
                 5.406%, 03/01/08
                 Reset Date: 02/01/07 Maturity
                 Date:03/01/08                       55,000,000
               Metropolitan Life Insurance
 10,000,000     5.450%, 01/18/08
                Reset Date:04/02/07 Maturity
                Date: 01/18/08                       10,000,000
 25,000,000     5.461%, 02/22/08
                Reset Date:02/01/07 Maturity
                Date: 02/22/08                       25,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Aston Funds
------------------
ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND                  JANUARY 31, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
                                                      AMORTIZED
  PAR VALUE                                             COST
 ----------                                          --------

INSURANCE FUNDING AGREEMENTS (CONTINUED)

$ 50,000,000   Metropolitan Life Insurance Co. of
                 Connecticut
                 5.380%, 12/21/07
                 Reset Date:02/23/07 Maturity
                 Date: 12/21/07                   $  50,000,000
                                                  --------------

               TOTAL INSURANCE FUNDING AGREEMENTS
                (Cost $170,000,000)                 170,000,000
                                                  --------------

FLOATING RATE NOTES (C) - 7.34%
  15,000,000   American Honda Finance, MTN
                 5.490%, 03/08/07 (d)                15,001,658
  12,450,000   HSBC Finance
                 5.510%, 07/27/07                    12,461,203
  17,000,000   Keybank
                 5.395%, 08/08/07                    17,004,738
  20,000,000   Natixis
                 5.330%, 02/15/08 (d)                20,006,144
  15,000,000   Student Loan Mortgage Assocation
                 Loan Trust
                 5.580%, 07/25/07                    15,017,661
  25,000,000   US  Bank
                 5.383%, 09/10/07                    25,011,767
  24,682,000   Wachovia Corp
                 5.440%, 07/20/07                    24,694,620
  20,200,000   World Savings Bank
                 5.360%, 10/19/07                    20,205,691
                                                  --------------

               TOTAL FLOATING RATE NOTES
                (Cost $149,403,482)                 149,403,482
                                                  --------------

TIME DEPOSITS - 5.41%
  60,000,000   Branch Banking & Trust
                 5.280%, 02/01/07                    60,000,000
  50,000,000   Sun Trust Bank
                 5.270%, 02/01/07                    50,000,000
                                                  --------------

               TOTAL TIME DEPOSITS
                (Cost $110,000,000)                 110,000,000
                                                  --------------

REPURCHASE AGREEMENTS - 18.68%
 100,000,000   Bank of America Securities,
                 5.415%, dated 01/31/07,
                 maturing 02/01/07, repurchase
                 price $100,015,035
                 (collateralized by
                 mortgage-backed securities with
                 interest rates of 6.625% to
                 8.125% and maturities of 2010
                 to 2066, total market value
                 $102,000,000)                      100,000,000
  90,000,000   Citigroup Gloabal Markets,
                 5.393%, dated 01/31/07,
                 maturing 02/01/07, repurchase
                 price $90,013,481
                 (collateralized by
                 mortage-backed securities with
                 interest rate of 5.633% and
                 maturity of 2021, total market
                 value $91,800,000)                  90,000,000
  90,000,000   Goldman Sachs, 5.383%, dated
                 01/31/07, maturing 02/01/07,
                 repurchase price $90,013,456
                 (collateralized by
                 mortgage-backed securities with
                 interest rates of 6.375% to
                 10.000% and maturities of 2008
                 to 2013, total market value
                 $94,500,000)                        90,000,000

                                                     AMORTIZED
  PAR VALUE                                             COST
 ----------                                          --------

REPURCHASE AGREEMENTS  (CONTINUED)

$100,000,000   Lehman Brothers,  5.413%, dated
                 01/31/07,  maturing 02/01/07,
                 repurchase  price  $100,015,035
                 (collateralized  by equity
                 securities, total market value
                 $105,354,159)                    $ 100,000,000
                                                  --------------
               TOTAL REPURCHASE AGREEMENTS
                (Cost $380,000,000)                 380,000,000
                                                  --------------


   SHARES
 ----------

INVESTMENT COMPANIES - 0.01%

      53,717   AIM STIT Liquid Assets Portfolio          53,717
     189,285   BlackRock Liquidity Funds TempFund
                 Portfolio                              189,285
                                                  --------------
               TOTAL INVESTMENT COMPANIES
                (Cost $243,002)                         243,002
                                                  --------------

TOTAL INVESTMENTS - 99.97%
  (Cost $2,033,982,312)*                          2,033,982,312
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.03%                536,691
                                                  --------------
NET ASSETS - 100.00%                              $2,034,519,003
                                                  ==============
 -----------------------------------
*         At January 31, 2007, cost is identical for book and Federal income tax purposes
(a)       Annualized  yield  at the time of  purchase.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At January 31, 2007, these securities amounted to $432,842,171 or 21.27% of net assets. These securities have been determined by the Adviser to be liquid securities.
(c) Variable rate bonds. The interest rates shown reflect the rates in effect at January 31, 2007.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2007, these securities amounted to $35,007,802 or 1.72% of net assets. These securities have been determined by the Adviser to be liquid securities.
(e) Variable rate instruments. The rates shown reflects the rates in effect on January 31, 2007. These securities have been deemed by the Adviser to be illiquid securities because they are subject to a delayed settlement restriction of sixty days or more if redeemed prior to maturity. At January 31, 2007, these securities amounted to $170,000,000 or 8.36% of net assets.
MTN       Medium Term Note
(NY)      New York
STIT      Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ASTON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)                    JANUARY 31, 2007


NOTE (1) SECURITY VALUATION: Equity securities, closed-end funds and index options traded on a national securities exchange and over-the counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices is used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements and insurance funding agreements are valued at cost. Income accrued is captured in dividends and interest receivable. Investments in money market funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain significant events occur and the Adviser does not believe the last sale is an appropriate estimate of fair value. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM. US ET (Eastern Time) rate. For money market funds, all securities are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

NOTE (2) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ASTON FUNDS

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date     MARCH 28, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date     MARCH 28, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ GERALD F. DILLENBURG
                         -------------------------------------------------------
                          Gerald F. Dillenburg, Senior Vice President, Secretary & Treasurer
                          (principal financial officer)

Date     MARCH 28, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.